U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2017

Date of reporting period: July 1, 2016 through June 30, 2017

Item 1. Report to Stockholders

June 30, 2017

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2017i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2016 through June 30, 2017 (the “reporting period”). Economic activity increased at a moderate pace during the reporting period. The third quarter of 2016 was the strongest quarter for the period under review with real gross domestic product (GDP) increasing at a 2.8 percent annual rate. The pace of economic growth then dropped off sharply with real GDP increasing in the fourth quarter of 2016 at a 1.8 percent annual rate. The slowdown in economic growth became more pronounced this year with real GDP increasing during the first quarter at only a 1.2 percent annual rate. The advanced estimate for real GDP for the second quarter of 2017 came in higher at a 2.6 percent annual rate.

The labor market continued to strengthen during the reporting period. The national unemployment rate was 4.4 percent in June which was slightly below the Federal Reserve’s median estimate for its longer-run normal level. The labor force participation rate stood at 62.8 percent in June which is still low by modern historical standards. Despite the broad-based strength in measures of employment, wage growth during the reporting period was modest with average hourly earnings increasing at a 2.5 percent annual rate in June.

Key measures of inflation remained subdued during the reporting period and actually trended lower during the first half of 2017. The Fed’s preferred inflation index, the core personal consumption expenditure price index (PCE), increased 1.5 percent on a year-over-year basis through June. The core consumer price index (CPI) increased 1.7 percent on an annual basis through June. At the end of the reporting period, all major inflation indices remained well below the 2 percent target rate set by the Federal Reserve. Measures of near-term and longer-run inflation expectations remained stable or declined over the past twelve months.

During the review period, the Federal Open Market Committee (FOMC) continued to gradually reduce the amount of monetary policy accommodation. Beginning in December, the FOMC raised the federal funds target rate 25 basis points on three (3) separate occasions with the last rate increase taking place in June. The fed funds target rate stood 1.00-1.25 percent at the end of the reporting period. The Fed has continued to maintain that any future interest rate hikes will be gradual and dependent upon incoming economic data.

The Fed also released a formal balance sheet reduction plan at its June meeting. The plan calls for the Fed to gradually reduce its holdings by decreasing its reinvestment of the principal payments it receives from Treasury securities, agency debt, and mortgage-backed securities it currently holds. The start date of the balance sheet reduction plan was not specified, but most people believe it will commence later this year. The goal is to reduce the size of the Fed’s balance sheet over an extended period of time without causing any of the market disruptions that might occur if the Fed were to engage in outright sales of securities.

Slowing revenue growth, increasing unfunded pension liabilities, and limited budget flexibility continue to present significant headwinds for many states and municipalities. Many states experienced revenue shortfalls in fiscal 2017 with twenty three states reporting net mid-year budget cuts totaling $4.9 billion (Source: National Association of State Budget Officers’ Fiscal Survey of States, Spring 2017). Many states were also forced to make budget adjustments at the end of the 2017 fiscal year to address revenue shortfalls. According to a survey by the National Association of State Budget Officers (NASBO) state budgets are expected to increase just 1.0 percent in fiscal 2018, the lowest nominal growth rate for general fund spending since fiscal 2010.

Medicaid spending by states has continued to rise as a percentage of total state spending and will present a challenge for many states. State spending on Medicaid is expected to continue to increase in the coming years as federal funding is decreased under the Affordable Care Act. NASBO estimates that median general fund expenditures for Medicaid will grow by 5.2 percent in fiscal year 2017.

Returns in the municipal bond market were negative for the twelve month period under review. The Bloomberg Barclays Municipal Bond Index (“BBMBI”), which tracks investment grade municipal securities across all sectors and maturities, had a total return of -0.49 percent for the twelve month period ended June 30, 2017. As of June 30, 2017, the BBMBI had a modified adjusted duration of 6.30 years, an average coupon of 4.75 percent, and an average credit quality of AA2/AA3.

i

The performance of municipal bonds during the reporting period was a tale of two halves. After the municipal bond market posted a solid performance during the first half of 2016, market sentiment in the municipal bond market soured during the second half of 2016. A steady flow of positive U.S. economic data and a growing consensus that the Fed would likely increase short-term interest rates led to a significant backup in yields and a corresponding drop in bond prices. Bond prices dropped sharply after the election of Donald Trump as the market feared that a Trump administration’s pro-growth policy agenda would likely lead to faster economic growth, larger budget deficits, higher levels of inflation, and lower taxes.

Performance of the municipal bond market during the first half of 2017 was a completely different story as municipal bonds performed strongly during both the first and second quarters of 2017. The positive performance was attributable to a number of factors including favorable supply and demand trends (i.e., lower supply and strong demand). Net issuance of municipal bonds for the first half of 2017 was 14.1 percent less than net issuance for the same period of 2016, and pure refunding issuance also dropped by 42.7 percent. While the supply of municipal bonds was lower, demand for municipal bonds was very robust during the first half of 2017. The favorable supply/demand trends helped support municipal bond prices. Mutual funds and banks were the biggest purchasers of municipal bonds.

The biggest driver of performance during the first half of 2017 was a significant change in market sentiment. As previously mentioned, bonds quickly sold off after the election of Donald Trump on fears that a new Trump administration would lead to reflationary fiscal policies that generally do not favor fixed-income investments. Over the course of the first two quarters of 2017, it grew more apparent that the new administration would have a very difficult time advancing its proposed economic agenda. The municipal bond market rallied in response to this “gridlock” with municipal prices increasing and yields falling. Essentially, the first half of 2017 witnessed an unwinding of the “Trump trade” (i.e., bond prices up and yields down) that led to the dramatic selloff in December.

The Kentucky Tax-Free Income Series provided shareholders a total return of -0.70 percent for the twelve month period ended June 30, 2017. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of -0.44 percent during the period under review. A large percentage of the holdings in the Kentucky Tax-Free Income Series are state appropriation-backed bonds. Appropriation-backed debt generally underperformed other sectors of the municipal bond market during the reporting period. Additionally, Kentucky’s unfunded pension obligations continued to negatively impact the prices of Kentucky’s appropriation backed bonds.

The Kentucky Tax-Free Short-to-Medium Series performed in line with the index during the reporting period.

Kentucky’s economy has continued to expand at a moderate pace. The state’s General Fund receipts have continued their upward trend and have risen for seven consecutive years. The state reported that final FY17 General Fund revenues were $138.5 million, or 1.3 percent, less than the official revenue estimate. The budget shortfall was closed by relying on a combination of spending cuts and one-time transfers from restricted funds. The state’s annual average unemployment rate declined during the reporting period and stood at 5.1 percent at the end of June. In 2016, Kentucky had a per capita personal income of $39,499 which was well below the national average of $49,571.

Kentucky’s appropriation supported debt was rated Aa3 by Moody’s and A by Standard & Poor’s as of June 30, 2017. Kentucky had net tax-supported debt per capita of $2,057 as of calendar year-end 2016, which was substantially above the state net tax-supported debt median of $1,006 (Source: Moody’s Investors Services, Medians-Total State Debt Remains Essentially Flat in 2017, May 3, 2017).

The Tennessee Tax-Free Income Series provided shareholders with a total return of -1.03 percent for the twelve months ended June 30, 2017. The Tennessee Tax-Free Short-to-Medium Series had a total return of -0.54 percent for the period under review. A-rated municipal bonds were the best performing bonds on the credit quality spectrum during the reporting period. The Tennessee Tax-Free Income Series held a smaller percentage of A-rated bonds than the index (10.64% versus 24.11% as of June 30) which led to its relative underperformance during the reporting period. Additionally, the Tennessee Tax-Free Income Series had a significantly longer nominal maturity than the index (15.56 years versus 12.91 as of June 30) which caused it to underperform the index during the reporting period. Generally, longer dated bonds performed worse than shorter dated bonds during the review period.

The Tennessee Tax-Free Short-to-Medium Series performed in line with the index during the reporting period.

Economic growth in Tennessee slightly outpaced that of the U.S. in 2016. Real GDP grew in Tennessee by 2.0 percent in 2016, with the largest contributor to real GDP growth coming from the finance, insurance, real estate, rental, and leasing industry. The state has continued to diversify its manufacturing base by adding high-tech employers, and automobile manufacturing continues to be an important part of the state’s economy. The state’s annual average unemployment rate at the end of June was 3.6 percent. In 2016, the state had a per capita personal income of $43,380 which was below the national average of $49,571.

Tennessee relies on a combination of a state sales tax, corporate income taxes, franchise and excise taxes, and the Hall income tax for its revenue. Total state revenue collections through June (on an accrual basis June is the eleventh month in Tennessee’s 2016-2017 fiscal year) were $789.6 million more than budgeted estimates.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2017. Tennessee had net tax-supported debt per capita of $322 as of calendar year-end 2016, which was substantially below the state net tax-supported debt median of $1,006 (Source: Moody’s Investors Services, Medians-Total State Debt Remains Essentially Flat in 2017, May 3, 2017).

The North Carolina Tax-Free Income Series provided shareholders with a total return of -1.68 percent for the twelve months ended June 30, 2017. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of -0.33 percent for the period under review.

The North Carolina Tax-Free Income Series had a significantly longer nominal maturity than the index (15.88 years versus 12.91 as of June 30) which caused it to underperform the index during the reporting period. Generally, longer dated bonds performed worse than shorter dated bonds during the review period. Additionally, the North Carolina Tax-Free Income Series held a smaller percentage of A-rated bonds (13.34% versus 24.11% as of June 30) than the index which also led to its relative underperformance.

The slightly shorter duration of the North Carolina Short-to-Medium Series (the fund had a modified adjusted duration of 3.59 years as of June 30) caused it to slightly outperform the index during the reporting period.

North Carolina’s economy has continued its strong rebound from the national recession. North Carolina was forecast to finish FY 2016-17 with a budget surplus of $552.5 million. The anticipated revenue surplus resulted from stronger-than-expected wage growth that led to an increase in individual income tax and sales tax collections. The state’s average annual unemployment rate at the end of June was 4.2 percent. In 2016, North Carolina had a per capita personal income of $42,002 which was below the national average of $49,571.

North Carolina’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2017. North Carolina had net tax-supported debt per capita of $659 as of calendar year-end 2016, which was below the state net tax-supported debt median of $1,006 (Source: Moody’s Investors Services, Medians-Total State Debt Remains Essentially Flat in 2017, May 3, 2017).

The Alabama Tax-Free Income Series provided shareholders with a total return of -0.82 percent for the twelve months ended June 30, 2017. The Alabama Tax-Free Income Series had a significantly longer nominal maturity than the index (16.64 years versus 12.91 years as of June 30) which caused it to underperform the index. Generally, longer dated bonds performed worse than shorter dated bonds during the review period.

Additionally, the Alabama Tax-Free Income Series held a smaller percentage of A-rated bonds than the index (5.66% versus 24.11% as of June 30) which also led to its relative underperformance.

Economic growth in Alabama continues to be modest, albeit steady, with real GDP growing by 1.3 percent in 2016. Automotive manufacturing, aerospace, tourism, healthcare, biotechnology, and manufacturing are anticipated to be Alabama’s major economic drivers in 2017. Alabama’s overall state revenue and employment are also slowly improving, with revenues increasing 1.2 percent in FY2016 and employment growing at 1.0 percent during this period. The state’s average annual unemployment rate at the end of June stood at 4.6 percent. In 2016, Alabama had a per capita personal income of $39,231 which was below the national average of $49,571.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2017. Alabama had net tax-supported debt per capita of $1,019 as of calendar year-end 2016, which was just higher than the state net tax-supported debt median of $1,006 (Source: Moody’s Investors Services, Medians-Total State Debt Remains Essentially Flat in 2017, May 3, 2017).

The Mississippi Tax-Free Income Series had a total return of -0.48 percent for the twelve month period ended June 30, 2017. The fund performed in line with the index during the reporting period.

Mississippi’s economic recovery has continued to lag behind the nation. Mississippi’s real GDP rose by a modest 0.8 percent in 2016. State revenue has likewise seen little or no growth as sales tax and individual income tax revenues were below projections. Current fiscal year revenue shortfalls have been addressed by both budget cuts and transfers to the general fund from the working cash stabilization fund. Mississippi’s employment indicators also lacked clear direction in 2016 with an overall small gain in jobs and slight decrease in unemployment. The state’s average annual unemployment rate at the end of June was 5.0 percent. In 2016, Mississippi had a per capita personal income of $35,936 which was the lowest in the nation.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2017. Mississippi has net tax-supported debt per capita of $1,847 as of calendar year-end 2016, which was higher than the state net tax-supported debt median of $1,006 (Source: Moody’s Investors Services, Medians-Total State Debt Remains Essentially Flat in 2017, May 3, 2017).

The Intermediate Government Bond Series had a total return of -1.99 percent for the twelve months ended June 30, 2017. The Bloomberg Barclays U.S. Intermediate Government Bond Index had a total return of -1.25 percent for the one year period ended June 30, 2017. The longer duration of the fund (4.59 years as of June 30 compared to 3.81 for the index) led to the relative underperformance of the fund during the reporting period.

The Taxable Municipal Bond Series had a total return of 0.78 percent for the twelve month period ended June 30, 2017. The Bloomberg Barclays Taxable Municipal Index had a total return of -0.60 percent for the same period. The shorter duration of the fund (4.77 years as of June 30 compared to 9.29 for the index) led to the relative outperformance of the fund during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Bloomberg Barclays Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.80%
Aa/AA	85.99%
A	8.05%
Baa/BBB	0.51%
B	0.32%
Not Rated	4.33%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	21.73%
Miscellaneous Public Improvement	21.25%
University Consolidated Education and Building Revenue	9.05%
Refunded	9.00%
Turnpikes and Toll Roads Revenue	8.83%
Municipal Utility Revenue	8.75%
School Improvements	8.42%
Hospital and Healthcare Revenue	6.13%
Public Facilities Revenue	4.02%
Airport Revenue	1.08%
State and Local Mortgage Revenue	0.42%
Miscellaneous Revenue	0.24%
Other Assets Less Liabilities	1.08%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.29%
Aa/AA	92.41%
A	7.30%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	22.83%
School Improvements	16.81%
Public Facilities Revenue	12.74%
Turnpikes and Toll Roads Revenue	12.33%
Refunded	11.13%
University Consolidated Education and Building Revenue	8.05%
Municipal Utility Revenue	6.61%
Hospital and Healthcare Revenue	5.63%
Prerefunded	2.51%
Other Assets Less Liabilities	1.36%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.84%
Aa/AA	90.72%
A	5.66%
Not Rated	2.78%

100.00%

COMPOSITION
% of Net Assets
Prefunded	23.93%
School Improvement Revenue	22.37%
Municipal Utility Revenue	19.84%
Public Facilities Revenue	12.49%
Refunded	6.10%
Miscellaneous Public Improvement	5.70%
University Consolidated Education and Building Revenue	4.78%
Hospital and Healthcare Revenue	3.43%
State and Local Mortgage Revenue	0.35%
Industrial Revenue	0.06%
Other Assets Less Liabilities	0.95%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	89.30%
A	10.61%
Not Rated	0.09%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	30.56%
Prerefunded	27.51%
Municipal Utility Revenue	11.19%
Turnpikes and Toll Roads Revenue	9.71%
Public Facilities Revenue	8.03%
School Improvement Revenue	4.34%
Refunded	3.59%
Hospital and Healthcare Revenue	3.01%
Miscellaneous Public Improvement	1.20%
Other Assets Less Liabilities	0.86%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.10%
Aa/AA	86.19%
A	10.64%
Baa/BBB	0.49%
Not Rated	0.58%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	36.27%
Prerefunded	18.57%
Public Facilities Revenue	11.07%
University Consolidated Education and Building Revenue	8.13%
Hospital and Healthcare Revenue	7.64%
Refunded	6.56%
Miscellaneous Public Improvement	3.36%
School Improvement Revenue	2.72%
State and Local Mortgage Revenue	1.89%
Airport Revenue	1.84%
Industrial Revenue	0.87%
Escrowed to Maturity	0.05%
Other Assets Less Liabilities	1.03%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	76.35%
A	21.97%
Not Rated	1.68%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	24.07%
Public Facilities Revenue	21.30%
Municipal Utility Revenue	11.94%
Refunded	11.73%
School Improvement Revenue	10.51%
University Consolidated Education and Building Revenue	8.65%
Miscellaneous Revenue	3.44%
State and Local Mortgage Revenue	2.79%
Hospital and Healthcare Revenue	2.67%
Airport Revenue	1.07%
Other Assets Less Liabilities	1.83%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	5.76%
Aa/AA	80.33%
A	13.34%
Not Rated	0.57%

100.00%

COMPOSITION
% of Net Assets
Prefunded	20.59%
University Consolidated Education and Building Revenue	14.94%
Hospital and Healthcare	12.35%
Municipal Utility Revenue	10.93%
Refunded	9.87%
School Improvement Revenue	9.54%
Public Facilities Revenue	5.98%
Miscellaneous Public Improvement	5.44%
Airport Revenue	4.53%
Turnpikes and Toll Roads Revenue	1.69%
Escrowed to Maturity	1.53%
Lease Revenue	1.24%
Miscellaneous Revenue	0.41%
Other Assets Less Liabilities	0.96%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	6.84%
Aa/AA	80.02%
A	13.14%

100.00%

COMPOSITION
% of Net Assets
Refunded	23.73%
Prefunded	19.78%
Municipal Utility Revenue	14.66%
School Improvement Revenue	9.28%
Public Facilities Revenue	7.82%
Hospital and Healthcare Revenue	6.21%
Miscellaneous Public Improvement	4.93%
University Consolidated Education and Building Revenue	3.51%
Escrowed to Maturity	3.14%
Turnpikes and Toll Roads Revenue	2.14%
Ad Valorem Property	1.36%
Lease Revenue	1.25%
Airport Revenue	0.49%
Other Assets Less Liabilities	1.70%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	63.28%
Federal Home Loan Bank	32.02%
Federal National Mortgage Association	2.73%
Other Assets Less Liabilities	1.97%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	87.34%
A	12.66%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	31.23%
Municipal Utility Revenue	27.14%
School Improvement Revenue	14.45%
Miscellaneous Public Improvement	10.08%
Hospital and Healthcare Revenue	4.59%
University Consolidated Education and Building Revenue	3.43%
Turnpikes and Toll Roads Revenue	2.96%
Marina and Port Authority Revenue	2.48%
Other Assets Less Liabilities	3.64%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedule of Portfolio Investments for individual bond ratings.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that on August 24, 2016, Bloomberg LP completed its acquisition of Barclays Risk Analytics and Index Solutions Limited from Barclays Bank PLC and co-branded the indices as the Bloomberg Barclays Indices.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
23.93% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000%	12/01/2025	Aa1	$390,000	$396,677
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	133,670
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	116,708
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	51,830
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	171,140
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	240,869
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	50,176
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	107,087
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	175,000	180,796
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	248,628
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	227,468
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	104,532
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	298,412
Madison County AL Board of Education Capital Outlay Tax**	5.125	09/01/2034	Aa3	505,000	528,912
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3	200,000	205,268
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	181,634
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	352,133
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	106,692
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	393,559
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	78,130
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	80,978
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	72,111
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	221,099
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	263,375
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	523,325
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	185,225
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	159,044
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	573,397
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	103,985

					6,356,860
SCHOOL IMPROVEMENT BONDS
22.37% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	674,400
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	252,081
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	222,048
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	509,540
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	289,410
Madison AL School Warrants	4.000	02/01/2034	Aa2	350,000	369,789
Madison County AL Board of Education Capital Outlay Tax**	5.000	09/01/2031	Aa3	660,000	763,356
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	263,093
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	35,070
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	167,814
Morgan County AL Board of Education Capital Outlay Warrants**	5.000	03/01/2035	AA-*	895,000	1,014,481
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	169,865
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	683,038
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	5,000	5,002
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	101,640
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	96,556
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	33,269
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	288,900

					5,939,352
MUNICIPAL UTILITY REVENUE BONDS
19.84% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	291,095
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	100,150
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	110,000	116,237

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Birmingham AL Waterworks Board	4.000%	01/01/2038	Aa2	$205,000	$215,769
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	89,230
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	613,690
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2040	Aa2	150,000	170,129
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/	150,000	163,166
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	426,996
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	125,000	128,779
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	496,628
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	286,373
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	335,040
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	436,505
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	424,691
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	330,858
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	267,318
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	15,000	15,954
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,797
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	80,649
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	269,345

					5,269,399
PUBLIC FACILITIES REVENUE BONDS
12.49% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	434,988
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	54,762
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	220,482
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	270,080
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	245,000	245,458
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	110,000	110,196
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	269,868
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	324,621
Trussville AL Warrants**	5.000	10/01/2039	Aa2	1,220,000	1,386,407

					3,316,862
REFUNDING BONDS
6.10% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	123,974
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	831,197
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	263,280
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	400,634

					1,619,085
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.70% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A+*	125,000	134,135
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	284,218
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	397,047
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	354,862
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	343,965

					1,514,227
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.78% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	460,000	461,260
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	290,740
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	258,208
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	258,930

					1,269,138
HOSPITAL AND HEALTHCARE BONDS
3.43% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	587,428
Chilton County AL Health Care Authority Limited Obligation Sales Tax	5.000	11/01/2032	AA-@	300,000	323,943

					911,371

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.35% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375%	10/01/2033	Aaa	$90,000	$91,690

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.06% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	15,000	15,007

Total Investments 99.05% of Net Assets (cost $25,423,148) (See (a) below for further explanation)					$26,302,991

Other assets in excess of liabilities .95%					252,018

Net Assets 100%					$26,555,009

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $25,422,967 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,054,766
Unrealized depreciation	(174,742)

Net unrealized appreciation	$880,024

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,302,991
Level 3	Significant Unobservable Inputs	—

$26,302,991

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $25,423,148)		$26,302,991
Cash		30,908
Interest receivable		360,948

Total assets		26,694,847
LIABILITIES:
Payable for:
Distributions to shareholders	102,109
Fund shares redeemed	7,838
Investment advisory fee	9,246
Transfer agent fee	3,804
Professional fees	7,712
Insurance expense	3,741
Pricing expense	1,467
Accrued expenses	3,921

Total liabilities		139,838

NET ASSETS:
Capital		25,710,028
Accumulated net investment income		181
Accumulated net realized loss on investment transactions		(35,043)
Net unrealized appreciation in value of investments		879,843

Net assets at value		$26,555,009

NET ASSET VALUE, offering price and redemption price per share (2,160,588 shares outstanding; unlimited number of shares authorized; no par value)		$12.29

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$1,035,716

Expenses:
Investment advisory fee	139,814
Transfer agent fee	39,555
Custodian expense	9,985
Professional fees	1,911
Trustees fees	6,501
Other expenses	20,485

Total expenses	218,251
Fees waived by Adviser (Note 2)	(21,905)
Custodian expense reduction	(106)

Net expenses	196,240

Net investment income	839,476

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,274
Net change in unrealized appreciation/depreciation	(1,149,505)

Net realized and unrealized loss on investments	(1,148,231)

Net decrease in net assets resulting from operations	$(308,755)

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$839,476	$839,374
Net realized gain on investments	1,274	7,105
Net change in unrealized appreciation/depreciation	(1,149,505)	879,042

Net increase/(decrease) in net assets resulting from operations	(308,755)	1,725,521
Distributions from net investment income (Note 6)	(839,451)	(839,350)
Net Fund share transactions (Note 4)	(1,675,263)	2,981,730

Total increase/(decrease)	(2,823,469)	3,867,901
Net assets:
Beginning of year	29,378,478	25,510,577

End of year	$26,555,009	$29,378,478

Accumulated net investment income	$181	$156

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.77	$12.36	$12.32	$12.10	$12.41

Income from investment operations:
Net investment income	0.37	0.39	0.41	0.42	0.43
Net gains/(losses) on securities	(0.48)	0.41	0.04	0.23	(0.30)

Total from investment operations	(0.11)	0.80	0.45	0.65	0.13
Less distributions:
Distributions from net investment income	(0.37)	(0.39)	(0.41)	(0.42)	(0.43)
Distributions from capital gains	—	—	—	(0.01)	(0.01)

Total distributions	(0.37)	(0.39)	(0.41)	(0.43)	(0.44)

Net asset value, end of year	$12.29	$12.77	$12.36	$12.32	$12.10

Total return	(0.82)%	6.61%	3.64%	5.56%	0.94%
Net assets, end of year (in thousands)	$26,555	$29,378	$25,511	$23,358	$24,300
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.71%	0.72%	0.70%
Ratio of gross expenses to average net assets	0.78%	0.78%	0.79%	0.81%	0.78%
Ratio of net investment income to average net assets	3.00%	3.14%	3.26%	3.48%	3.40%
Portfolio turnover	6.95%	5.37%	9.65%	10.48%	6.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.73% of Net Assets
Campbell and Kenton Counties Sanitary Sewer	5.000%	08/01/2025	Aa3	$2,395,000	$2,403,430
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3	4,175,000	4,189,696
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3	4,385,000	4,400,435
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2037	Aa3	9,220,000	9,252,454
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,469,961
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2	5,445,000	5,502,009
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2	6,090,000	6,153,762
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	2,947,478
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,753,971
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,078,030
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,742,525
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,194,020
KY State Property & Building #88	5.000	11/01/2024	Aa3	1,355,000	1,373,211
KY State Property & Building #88	4.750	11/01/2027	Aa3	5,800,000	5,872,906
KY State Property & Building #89	5.000	11/01/2025	Aa3	5,000,000	5,266,800
KY State Property & Building #89	5.000	11/01/2026	Aa3	13,390,000	14,104,490
KY State Property & Building #89	5.000	11/01/2027	Aa3	4,900,000	5,161,464
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,120,653
KY State Property & Building #90	5.500	11/01/2028	NR	21,955,000	23,268,787
KY State Property & Building #91	5.750	04/01/2029	A1	210,000	217,556
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	6,838,834
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	465,612
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	9,904,335
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	471,776
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	21,352,065
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,225,000	3,351,420
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	9,530,000	9,903,576
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	2,460,000	2,556,432
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2	4,440,000	4,773,799
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	3,080,000	3,312,201
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	10,035,000	10,791,539
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	13,203,768
Louisville & Jefferson County Metropolitan Health — St. Marys	6.125	02/01/2037	NR	1,300,000	1,338,831
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	682,250
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	3,048,155
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,839,903
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,611,276
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,365,179
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	A3	3,250,000	3,332,388
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,064,065
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,053,530
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,678,388
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	183,297
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	530,085
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,147,866

					215,274,208
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
21.25% of Net Assets
KY Association of Counties Finance Corporation	4.000	02/01/2034	AA-*	435,000	460,830
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	683,588
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,090,900
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,082,013
KY Association of Counties Finance Corporation	4.000	02/01/2035	AA-*	460,000	485,829
KY Association of Counties Finance Program	4.000	02/01/2033	AA-*	420,000	448,694
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,262,615
KY State Property & Building #76	5.500	08/01/2021	Aa3	1,400,000	1,608,530

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #87	5.000%	03/01/2019	Aa3	$35,000	$35,102
KY State Property & Building #87	5.000	03/01/2022	Aa3	30,000	30,081
KY State Property & Building #87	5.000	03/01/2023	Aa3	95,000	95,254
KY State Property & Building #87	5.000	03/01/2025	Aa3	270,000	270,721
KY State Property & Building #87	5.000	03/01/2026	Aa3	170,000	170,451
KY State Property & Building #87	5.000	03/01/2027	Aa3	165,000	165,434
KY State Property & Building #90	5.375	11/01/2023	Aa3	140,000	147,588
KY State Property & Building #90	5.500	11/01/2028	Aa3	2,850,000	3,006,034
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	875,853
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	63,200
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,264,764
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	57,961
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,729,382
KY State Property & Building #96	5.000	11/01/2029	Aa3	5,000,000	5,359,550
KY State Property & Building #98	5.000	08/01/2021	Aa3	2,505,000	2,765,219
KY State Property & Building #100	5.000	08/01/2026	Aa3	2,000,000	2,250,160
KY State Property & Building #100	5.000	08/01/2027	Aa3	1,710,000	1,917,440
KY State Property & Building #100	5.000	08/01/2028	Aa3	4,000,000	4,483,560
KY State Property & Building #100	5.000	08/01/2029	Aa3	2,500,000	2,798,050
KY State Property & Building #100	5.000	08/01/2030	Aa3	9,980,000	11,140,674
KY State Property & Building #100	5.000	08/01/2031	Aa3	5,100,000	5,693,130
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,307,180
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,404,972
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,528,434
KY State Property & Building #106	5.000	10/01/2029	Aa3	4,130,000	4,731,824
KY State Property & Building #106	5.000	10/01/2030	Aa3	7,165,000	8,186,729
KY State Property & Building #106	5.000	10/01/2031	Aa3	4,910,000	5,582,768
KY State Property & Building #106	5.000	10/01/2032	Aa3	6,275,000	7,103,865
KY State Property & Building #106	5.000	10/01/2033	Aa3	4,870,000	5,516,249
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	1,124,971
KY State Property & Building #108	5.000	08/01/2031	Aa3	8,290,000	9,510,868
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	10,071,205
KY State Property & Building #108	5.000	08/01/2033	Aa3	5,270,000	5,973,123
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	5,542,537
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	5,759,650
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	3,111,244
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	4,857,804
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,729,918
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,133,420
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	2,149,147
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,030,000	3,420,385
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	9,382,109
KY State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	8,919,346
KY State Property & Building #112	5.000	11/01/2028	Aa3	2,500,000	2,942,275
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	5,248,518
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	15,991,872
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	16,391,711
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	968,674
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	404,444
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,940,446
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,091,440

					210,469,735
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.05% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,240,430
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,039,757
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,209,527
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,360,802

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #114	5.000%	10/01/2034	Aa3	$3,090,000	$3,518,985
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,208,373
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,788,167
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,125,057
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,098,656
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,018,379
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,541,722
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,493,547
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,169,117
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,369,883
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,422,144
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,132,419
University of Louisville	4.500	03/01/2035	Aa3	5,600,000	6,141,688
University of Louisville	4.500	03/01/2036	Aa3	5,845,000	6,400,684
University of Louisville General Receipts	5.000	09/01/2029	A1	2,280,000	2,560,030
University of Louisville General Receipts	5.000	09/01/2030	A1	440,000	494,041
University of Louisville General Receipts	5.000	09/01/2031	A1	2,580,000	2,894,683
Western KY University	4.750	09/01/2033	Aa3	2,505,000	2,785,911
Western KY University	4.000	09/01/2034	Aa3	575,000	607,068
Western KY University	4.000	09/01/2035	Aa3	595,000	626,255
Western KY University	4.000	09/01/2036	Aa3	620,000	651,068
Western KY University	5.000	05/01/2032	Aa3	1,500,000	1,666,875

					89,565,268
REFUNDING BONDS
9.00% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	Aa3	2,940,000	3,040,960
KY State Property & Building #80	5.250	05/01/2020	Aa3	1,000,000	1,104,310
KY State Property & Building #83	5.000	10/01/2018	Aa3	17,750,000	18,592,770
KY State Property & Building #83	5.250	10/01/2020	Aa3	24,220,000	27,018,620
KY State Property & Building #84	5.000	08/01/2019	Aa3	10,000,000	10,735,300
KY State Property & Building #84	5.000	08/01/2021	Aa3	310,000	349,950
KY State Property & Building #84	5.000	08/01/2022	Aa3	18,000,000	20,739,960
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	470,647
KY State Property & Building #104	5.000	11/01/2021	A1	2,085,000	2,369,519
KY State Property & Building #104	5.000	11/01/2022	A1	1,290,000	1,486,325
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	3,190,367

					89,098,728
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.83% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,909,271
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,735,839
Ky Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,861,690
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	4,010,130
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,552,520
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,503,900
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,775,000	4,273,866
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	5,165,000	5,800,553
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,845,000	2,069,758
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	4,930,000	5,651,013
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,465,000	1,654,615
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa2	9,350,000	10,536,609
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	7,235,000	8,193,421
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	8,755,000	9,839,657
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2	5,000,000	5,713,700
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	4,699,480
KY Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	2,370,000	2,707,370
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,500,000	1,739,565

					87,452,957

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
8.75% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000%	08/01/2032	Aa3	$6,100,000	$6,526,695
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	786,205
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	818,590
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	938,624
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	856,482
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	903,272
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	190,000	190,568
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,231,974
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	997,207
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	561,335
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,279,223
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,108,720
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,106,820
Louisville & Jefferson County Metropolitan Sewer**	5.000	05/15/2034	Aa3	27,730,000	31,234,795
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,828,735
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,514,704
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,525,266
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,130,121
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,296,703
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,542,526
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,915,983
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,132,230
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,855,280
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	386,808

					86,668,866
SCHOOL IMPROVEMENT BONDS
8.42% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,095,396
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,317,348
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,193,335
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,150,779
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	5,029,420
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,968,238
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,567,777
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,152,900
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	9,750,000	11,095,596
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	499,775
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	521,987
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,844,831
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,872,091
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,150,782
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,125,716
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,177,284
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,299,919
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,359,507
Oldham KY School District Finance Corporation	4.000	10/01/2034	Aa3	1,560,000	1,656,642
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,656,654
Scott County School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,597,878

					83,333,855
HOSPITAL AND HEALTHCARE BONDS
6.13% of Net Assets
KY Bond Development Corporation — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,454,218
KY Bond Development Corporation — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,220,862
KY Development Corporation Hospital Facilities St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,252,644
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	Baa2	4,855,000	5,043,034
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	Baa2	1,205,000	1,255,080

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Finance Authority — Catholic Health	5.000%	05/01/2029	Baa1	$2,410,000	$2,509,870
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3	1,500,000	1,646,100
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3	1,000,000	1,110,340
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3	5,260,000	5,690,689
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Baa1	2,000,000	2,126,080
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Baa1	2,750,000	2,914,450
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	2,850,000	2,914,097
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	9,179,247
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,303,960
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	5,360,000	6,159,551
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,951,270

					60,731,492
PUBLIC FACILITIES REVENUE BONDS
4.02% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	941,900
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,246,508
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,882,822
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,850,855
KY State Certificates of Participation	5.000	06/15/2038	Aa3	7,535,000	8,447,413
Laurel County General Obligation^	4.000	05/01/2031	A2	1,295,000	1,403,405
Laurel County General Obligation^	4.000	05/01/2034	A2	1,440,000	1,522,786
Laurel County General Obligation^	4.000	05/01/2035	A2	1,495,000	1,575,805
Laurel County General Obligation^	4.000	05/01/2036	A2	1,555,000	1,635,051
Laurel County General Obligation^	4.000	05/01/2037	A2	1,620,000	1,700,627
Laurel County General Obligation^	4.000	05/01/2038	A2	1,680,000	1,760,741
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,239,315
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,298,017
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,407,122
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,589,882
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	848,918
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,056,786
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,096,600
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,144,566
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,234,710
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,289,860
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,623,187

					39,796,876
AIRPORT BONDS
1.08% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	483,931
Kenton County Airport	5.000	01/01/2032	A2	750,000	850,403
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,380,683
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,411,788
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,610,752
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,709,833
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,905,657
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,326,766

					10,679,813
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.42% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A3	280,000	280,753
KY Housing Corporation	4.750	07/01/2035	Aaa	2,785,000	2,883,283
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	983,312

					4,147,348

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000%	10/01/2028	Aa3	$2,030,000	$2,332,145

Total Investments 98.92% of Net Assets (cost $940,776,677) (See (a) below for further explanation)					$979,551,291

Other assets in excess of liabilities 1.08%					10,662,184

Net Assets 100%					$990,213,475

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $940,730,896 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$41,361,531
Unrealized depreciation	(2,541,136)

Net unrealized appreciation	$38,820,395

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	979,551,291
Level 3	Significant Unobservable Inputs	—

$979,551,291

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $940,776,677)		$979,551,291
Cash		10,929,251
Receivable for fund shares sold		85,986
Interest receivable		13,479,628

Total assets		1,004,046,156
LIABILITIES:
Payable for:
Investments purchased	9,662,999
Distributions to shareholders	3,249,237
Fund shares redeemed	213,301
Investment advisory fee	306,692
Professional fees	161,409
Transfer agent fee	98,464
Trustees fees	51,752
Registration expense	37,208
Accrued expenses	51,619

Total liabilities		13,832,681

NET ASSETS:
Capital		951,400,932
Accumulated net investment income		45,781
Accumulated net realized loss on investment transactions		(7,852)
Net unrealized appreciation in value of investments		38,774,614

Net assets at value		$990,213,475

NET ASSET VALUE, offering price and redemption price per share (127,664,852 shares outstanding; unlimited number of shares authorized; no par value)		$7.76

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$35,884,191

Expenses:
Investment advisory fee	3,731,661
Transfer agent fee	1,200,010
Custodian expense	94,322
Professional fees	234,918
Trustees fees	100,314
Other expenses	124,225

Total expenses	5,485,450
Custodian expense reduction	(1,001)

Net expenses	5,484,449

Net investment income	30,399,742

Realized and unrealized gain/(loss) on investments:
Net realized gain	193,268
Net change in unrealized appreciation/depreciation	(39,252,919)

Net realized and unrealized loss on investments	(39,059,651)

Net decrease in net assets resulting from operations	$(8,659,909)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$30,399,742	$31,358,338
Net realized gain on investments	193,268	239,102
Net change in unrealized appreciation/depreciation	(39,252,919)	29,781,496

Net increase/(decrease) in net assets resulting from operations	(8,659,909)	61,378,936
Distributions from net investment income (Note 6)	(30,392,350)	(31,348,902)
Distributions from capital gains (Note 6)	(393,040)	(258,021)
Net Fund share transactions (Note 4)	5,914,230	4,342,562

Total increase/(decrease)	(33,531,069)	34,114,575
Net assets:
Beginning of year	1,023,744,544	989,629,969

End of year	$990,213,475	$1,023,744,544

Accumulated net investment income	$45,781	$55,980

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017		2016		2015		2014	2013
Net asset value, beginning of year	$8.06		$7.83		$7.89		$7.74	$7.99

Income from investment operations:
Net investment income	0.24		0.25		0.26		0.27	0.27
Net gains/(losses) on securities	(0.30)		0.23		(0.06)		0.16	(0.25)

Total from investment operations	(0.06)		0.48		0.20		0.43	0.02
Less distributions:
Distributions from net investment income	(0.24)		(0.25)		(0.26)		(0.27)	(0.27)
Distributions from capital gains	0.00	(b)	0.00	(b)	0.00	(b)	(0.01)	0.00	(b)

Total distributions	(0.24)		(0.25)		(0.26)		(0.28)	(0.27)

Net asset value, end of year	$7.76		$8.06		$7.83		$7.89	$7.74

Total return	(0.70)%		6.25%		2.60%		5.65%	0.17%
Net assets, end of year (in thousands)	$990,213		$1,023,745		$989,630		$969,549	$948,276
Ratio of net expenses to average net assets (a)	0.55%		0.55%		0.55%		0.57%	0.57%
Ratio of gross expenses to average net assets	0.55%		0.55%		0.55%		0.57%	0.57%
Ratio of net investment income to average net assets	3.05%		3.15%		3.29%		3.45%	3.35%
Portfolio turnover	10.44%		11.53%		7.80%		9.43%	7.02%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.83% of Net Assets
KY Association of Counties	4.000%	02/01/2018	AA-*	$115,000	$117,003
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	266,728
KY State Property & Building #76	5.500	08/01/2018	Aa3	1,415,000	1,481,081
KY State Property & Building #83	5.000	10/01/2017	Aa3	100,000	101,013
KY State Property & Building #87	5.000	03/01/2020	Aa3	95,000	95,258
KY State Property & Building #89	3.750	11/01/2017	Aa3	100,000	100,950
KY State Property & Building #90	5.000	11/01/2018	Aa3	250,000	262,653
KY State Property & Building #90	5.750	11/01/2019	Aa3	200,000	212,132
KY State Property & Building #90	5.000	11/01/2020	Aa3	495,000	519,780
KY State Property & Building #93	5.250	02/01/2018	Aa3	510,000	522,572
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	26,557
KY State Property & Building #100	5.000	08/01/2024	Aa3	750,000	845,393
KY State Property & Building #100	5.000	08/01/2019	Aa3	100,000	107,332
KY State Property & Building #100	5.000	08/01/2017	Aa3	500,000	501,700
KY State Property & Building #100	5.000	08/01/2025	Aa3	500,000	562,960
KY State Property & Building #106	5.000	10/01/2021	Aa3	750,000	853,425
KY State Property & Building #106	5.000	10/01/2023	Aa3	540,000	637,189
KY State Property & Building #106	5.000	10/01/2024	Aa3	750,000	880,695
KY State Property & Building #106	5.000	10/01/2025	Aa3	2,365,000	2,767,875
KY State Property & Building #108	5.000	08/01/2023	Aa3	2,000,000	2,352,200
KY State Property & Building #108	5.000	08/01/2023	Aa3	875,000	1,029,088
KY State Property & Building #108	5.000	08/01/2028	Aa3	150,000	174,789
KY State Property & Building #110	5.000	08/01/2023	Aa3	1,750,000	2,058,175

					16,476,548
SCHOOL IMPROVEMENT BONDS
16.81% of Net Assets
Barren County KY School District Finance Corporation**	5.000	08/01/2022	Aa3	1,055,000	1,223,927
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	589,625
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	346,698
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,172,340
Fayette County KY School District Finance Corporation**	4.000	06/01/2022	A1	1,000,000	1,084,070
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	584,555
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	897,250
Jefferson County KY School District Finance Corporation**	4.000	12/01/2023	Aa3	1,000,000	1,126,980
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	665,407
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	186,565
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	981,777
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	523,213
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	450,761
Pike County School District Finance Corporation	5.000	02/01/2025	Aa3	900,000	1,069,631
Pike County School District Finance Corporation	5.000	08/01/2024	Aa3	250,000	295,873
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	127,746
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	803,365

					12,129,783
PUBLIC FACILITIES REVENUE BONDS
12.74% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,042,863
KY State Certificate of Participation**	4.000	06/15/2022	Aa3	1,000,000	1,102,400
KY State Certificate of Participation	4.000	06/15/2024	Aa3	300,000	334,662
KY State Property & Building #109**	5.000	10/01/2022	Aa3	1,000,000	1,155,870
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	694,614
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	Aa3	700,000	829,675
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	576,370
Livingston County KY Public Properties	5.000	08/01/2023	Aa3	525,000	616,796
Livingston County KY Public Properties	5.000	08/01/2024	Aa3	555,000	660,850
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	406,120

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Todd County KY Public Properties Court House	3.250%	06/01/2019	Aa3	$100,000	$103,607
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	Aa3	1,250,000	1,465,013
Whitley County KY Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	208,366

					9,197,206
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.33% of Net Assets
Kentucky Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,385,800
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	796,129
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	594,930
KY Asset Liability Project Notes	5.000	09/01/2017	A2	1,500,000	1,510,080
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	279,650
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa2	1,175,000	1,408,520
KY Turnpike Ecomonic Development Road Revenue**	5.000	07/01/2024	Aa2	1,000,000	1,134,230
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2	600,000	693,018
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	85,000	98,575

					8,900,932
REFUNDING BONDS
11.13% of Net Assets
KY State Property & Building #82	5.250	10/01/2017	Aa3	510,000	515,437
KY State Property & Building #83	5.000	10/01/2019	Aa3	1,750,000	1,887,568
KY State Property & Building #84**	5.000	08/01/2019	Aa3	1,000,000	1,073,530
KY State Property & Building #101	5.000	10/01/2019	Aa3	1,050,000	1,134,493
KY State Property & Building #104**	5.000	11/01/2021	A1	1,000,000	1,136,460
KY State Property & Building #106**	5.000	10/01/2026	Aa3	1,000,000	1,160,800
KY State Property & Building #108	5.000	08/01/2022	Aa3	200,000	230,234
KY State Property & Building #112	5.000	11/01/2024	Aa3	750,000	894,330

					8,032,852
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.05% of Net Assets
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,683,397
Morehead State University	5.000	10/01/2022	Aa3	310,000	359,668
Northern Ky University General Receipts	4.000	09/01/2018	Aa3	150,000	154,647
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	818,018
University of Louisville	5.000	03/01/2024	Aa3	350,000	415,485
University of Louisville**	5.000	03/01/2024	Aa3	2,000,000	2,378,320

					5,809,535
MUNICIPAL UTILITY REVENUE BONDS
6.61% of Net Assets
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	494,736
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	536,020
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	562,064
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	303,408
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	256,213
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	100,313
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A2	375,000	383,599
Lexington Fayette Urban County Government	4.000	09/01/2027	Aa2	435,000	479,374
Northern KY Water	5.000	02/01/2026	Aa3	815,000	945,824
Owensboro KY Electric Light & Power	5.000	01/01/2024	A2	650,000	705,510

					4,767,061
HOSPITAL AND HEALTHCARE BONDS
5.63% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	105,787
KY Economic Development — Baptist Healthcare System	4.750	08/15/2019	Baa2	110,000	113,796
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3	2,800,000	3,122,952
Warren County Hospital	4.000	04/01/2020	A+*	150,000	156,108
Warren County Hospital	5.000	04/01/2023	A+*	500,000	566,285

					4,064,928

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
2.51% of Net Assets
Adair County KY Public Properties	4.000%	12/01/2022	Aa3	$170,000	$172,135
KY Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2	150,000	151,202
KY Asset Liability Universityof Kentucky Project Notes	5.000	10/01/2019	Aa2	320,000	323,392
KY Asset Liablity Commission University of Kentucky	5.000	10/01/2020	Aa2	150,000	151,525
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	203,480
KY State Property & Building #89	5.000	11/01/2020	Aa3	200,000	210,644
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	186,358
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2	105,000	108,224
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	A3	300,000	306,333

					1,813,293

Total Investments 98.64% of Net Assets (cost $69,719,342) (See (a) below for further explanation)					$71,192,138

Other assets in excess of liabilities 1.36%					980,127

Net Assets 100%					$72,172,265

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $69,719,342 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,508,521
Unrealized depreciation	(35,725)

Net unrealized appreciation	$1,472,796

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	71,192,138
Level 3	Significant Unobservable Inputs	—

$71,192,138

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $69,719,342)		$71,192,138
Cash		209,583
Interest receivable		904,002

Total assets		72,305,723
LIABILITIES:
Payable for:
Distributions to shareholders	48,843
Fund shares redeemed	13,874
Investment advisory fee	27,701
Transfer agent fee	14,316
Professional fees	17,035
Insurance expense	6,487
Trustees fees	2,742
Accrued expenses	2,460

Total liabilities		133,458

NET ASSETS:
Capital		70,884,260
Accumulated net realized loss on investment transactions		(184,791)
Net unrealized appreciation in value of investments		1,472,796

Net assets at value		$72,172,265

NET ASSET VALUE, offering price and redemption price per share (13,531,560 shares outstanding; unlimited number of shares authorized; no par value)		$5.33

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$1,970,554

Expenses:
Investment advisory fee	395,036
Transfer agent fee	100,809
Custodian expense	18,260
Professional fees	33,420
Trustees fees	8,145
Other expenses	23,599

Total expenses	579,269
Fees waived by Adviser (Note 2)	(19,461)
Custodian expense reduction	(194)

Net expenses	559,614

Net investment income	1,410,940

Realized and unrealized loss on investments:
Net realized loss	(156,332)
Net change in unrealized appreciation/depreciation	(1,737,572)

Net realized and unrealized loss on investments	(1,893,904)

Net decrease in net assets resulting from operations	$(482,964)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$1,410,940	$1,645,818
Net realized gain/(loss) on investments	(156,332)	57,349
Net change in unrealized appreciation/depreciation	(1,737,572)	1,482,281

Net increase/(decrease) in net assets resulting from operations	(482,964)	3,185,448
Distributions from net investment income (Note 6)	(1,410,940)	(1,645,818)
Net Fund share transactions (Note 4)	(11,102,514)	3,574,000

Total increase/(decrease)	(12,996,418)	5,113,630
Net assets:
Beginning of year	85,168,683	80,055,053

End of year	$72,172,265	$85,168,683

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$5.45	$5.35	$5.44	$5.43	$5.54

Income from investment operations:
Net investment income	0.10	0.11	0.12	0.12	0.12
Net gains/(losses) on securities	(0.12)	0.10	(0.09)	0.01	(0.11)

Total from investment operations	(0.02)	0.21	0.03	0.13	0.01
Less distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.12)	(0.12)	(0.12)

Net asset value, end of year	$5.33	$5.45	$5.35	$5.44	$5.43

Total return	(0.44)%	3.88%	0.50%	2.35%	0.11%
Net assets, end of year (in thousands)	$72,172	$85,169	$80,055	$82,218	$89,403
Ratio of net expenses to average net assets (a)	0.71%	0.72%	0.73%	0.74%	0.72%
Ratio of gross expenses to average net assets	0.73%	0.72%	0.73%	0.74%	0.72%
Ratio of net investment income to average net assets	1.79%	1.96%	2.17%	2.14%	2.12%
Portfolio turnover	14.84%	26.49%	20.19%	9.06%	6.63%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
30.56% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$175,000	$188,482
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	283,470
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	315,880
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	146,023
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	275,358
MS State University Educational Building Corporation	5.000	08/01/2033	Aa2	225,000	267,359
MS State University Educational Building Corporation	5.000	08/01/2036	Aa2	175,000	195,498
MS State University Educational Building Corporation**	5.250	08/01/2038	Aa2	300,000	349,434
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	678,810
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	225,296
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	212,398
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	242,447
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	423,328

					3,803,783
PREREFUNDED BONDS
27.51% of Net Assets
Alcorn State University Educational Building	5.125	09/01/2034	Aa2	95,000	103,046
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	437,562
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	56,068
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	342,015
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	225,000	229,129
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	127,456
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	195,000	198,832
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3	125,000	127,294
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	92,156
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	108,696
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	65,550
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	72,295
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	58,600
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	159,572
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	47,964
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2	55,000	56,103
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	166,994
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	552,806
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	107,149
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	152,601
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	54,224
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	108,356

					3,424,468
MUNICIPAL UTILITY REVENUE BONDS
11.19% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	771,462
MS State Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	105,673
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2	125,000	140,838
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	56,515
MS State Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	318,578

					1,393,066
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.71% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	112,614
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	239,914
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	359,160
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	186,986
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	223,518
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	86,700

					1,208,892

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
8.03% of Net Assets
MS State Development Bank Special Obligation Brandon Public Improvement**	4.000%	08/01/2035	AA*	$150,000	$158,060
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	170,783
MS State Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	320,742
MS State Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	Aa3	150,000	172,028
MS State Development Bank Special Obligation Refunding City of Jackson	5.000	03/01/2036	Baa2	150,000	177,503

					999,116
SCHOOL IMPROVEMENT BONDS
4.34% of Net Assets
MS State Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	426,221
MS State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	113,665

					539,886
REFUNDED BONDS
3.59% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	54,748
MS State Refunding	5.000	10/01/2033	Aa2	150,000	179,820
MS State Refunding	4.000	10/01/2036	Aa2	200,000	212,264

					446,832
HOSPITAL AND HEALTHCARE BONDS
3.01% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2034	Aa2	100,000	105,678
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	135,432
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	133,937

					375,047
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.20% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	139,721
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,149
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,110

					149,980

Total Investments 99.14% of Net Assets (cost $11,795,964) (See (a) below for further explanation)					$12,341,070

Other assets in excess of liabilities .86%					106,982

Net Assets 100%					$12,448,052

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,795,907 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$568,959
Unrealized depreciation	(23,796)

Net unrealized appreciation	$545,163

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2017

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,341,070
Level 3	Significant Unobservable Inputs	—

$12,341,070

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $11,795,964)		$12,341,070
Cash		29,809
Interest receivable		155,204

Total assets		12,526,083
LIABILITIES:
Payable for:
Distributions to shareholders	59,665
Investment advisory fee	3,614
Transfer agent fee	3,204
Professional fees	3,323
Custodian expense	2,987
Insurance expense	1,212
Trustee fees	1,052
Pricing fees	787
Accrued expenses	2,187

Total liabilities		78,031

NET ASSETS:
Capital		11,900,830
Accumulated net investment loss		(8)
Net accumulated gain on investment transactions		2,124
Net unrealized appreciation in value of investments		545,106

Net assets at value		$12,448,052

NET ASSET VALUE, offering price and redemption price per share (1,025,557 shares outstanding; unlimited number of shares authorized; no par value)		$12.14

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$420,140

Expenses:
Investment advisory fee	59,968
Transfer agent fee	17,990
Custodian expense	6,660
Professional fees	2,534
Trustees fees	2,686
Registration fees	4,153
Pricing expense	5,001
Other expenses	2,920

Total expenses	101,912
Fees waived by Adviser (Note 2)	(18,038)
Custodian expense reduction	(194)

Net expenses	83,680

Net investment income	336,460

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,670
Net change in unrealized appreciation/depreciation	(387,693)

Net realized and unrealized loss on investments	(386,023)

Net decrease in net assets resulting from operations	$(49,563)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$336,460	$331,382
Net realized gain on investments	1,670	4,364
Net change in unrealized appreciation/depreciation	(387,693)	473,931

Net increase/(decrease) in net assets resulting from operations	(49,563)	809,677
Distributions from net investment income (Note 6)	(336,322)	(331,306)
Distributions from capital gains (Note 6)	(4,362)	(2,937)
Net Fund share transactions (Note 4)	1,333,277	113,758

Total increase	943,030	589,192
Net assets:
Beginning of year	11,505,022	10,915,830

End of year	$12,448,052	$11,505,022

Accumulated Net Investment (loss) income	$(8)	$306

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.55	$12.03	$11.95	$11.65	$12.01

Income from investment operations:
Net investment income	0.34	0.36	0.37	0.38	0.39
Net gains/(losses) on securities	(0.41)	0.52	0.08	0.31	(0.33)

Total from investment operations	(0.07)	0.88	0.45	0.69	0.06
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.37)	(0.38)	(0.42)
Distributions from capital gains	0.00 (b)	0.00	0.00	(0.01)	—

Total distributions	(0.34)	(0.36)	(0.37)	(0.39)	(0.42)

Net asset value, end of year	$12.14	$12.55	$12.03	$11.95	$11.65

Total return	(0.48)%	7.49%	3.80%	6.08%	0.38%
Net assets, end of year (in thousands)	$12,448	$11,505	$10,916	$10,450	$8,309
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.69%	0.69%	0.66%
Ratio of gross expenses to average net assets	0.85%	0.88%	0.86%	0.90%	0.89%
Ratio of net investment income to average net assets	2.80%	2.97%	3.07%	3.26%	3.22%
Portfolio turnover	14.06%	3.26%	6.47%	1.96%	13.81%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
20.59% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2	$1,000,000	$1,003,320
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2	1,000,000	1,036,890
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	793,710
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,113,424
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3	500,000	503,445
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3	300,000	321,981
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	638,708
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	505,347
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	440,647
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	460,328
Moore County NC**	5.000	06/01/2031	Aa3	2,750,000	3,048,895
Mooresville NC Certificates of Participation**	5.000	09/01/2032	AA-*	1,890,000	1,902,776
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	533,840
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	529,295
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,323,238
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,487,560
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	330,682
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	221,489
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,921,051
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,791,359
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	115,800
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,364,114
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,236,056
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,048,890
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,114,619
University of North Carolina	5.000	10/01/2033	A1	340,000	356,623
University of North Carolina	5.000	10/01/2033	A1	515,000	540,178
University of North Carolina	5.000	10/01/2033	A1	115,000	120,696
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,611,690
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa1	250,000	259,128

					28,675,779
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.94% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	231,608
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	334,396
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	351,255
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,322,140
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,083,850
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	750,000	795,405
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	856,020
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	672,659
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,683,060
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,012,096
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	832,793
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,127,900
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	567,670
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	562,355
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,023,984
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,220,255
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	624,525
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	529,620
University of North Carolina	5.000	10/01/2033	A1	30,000	31,309
Western Carolina University	5.000	10/01/2045	Aa3	825,000	937,687

					20,800,587

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE BONDS
12.35% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.250%	01/15/2039	Aa3	$750,000	$791,400
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,693,755
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	557,515
NC State Medical Care Commission Health Care Duke University	4.000	06/01/2034	Aa2	200,000	213,126
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	539,255
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2035	Aa2	250,000	265,208
NC State Medical Care Commission Health Care Facilities Mission Health**	5.000	10/01/2036	Aa3	3,045,000	3,463,292
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2032	A2	615,000	705,700
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	856,590
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,115,030
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,105,281
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	221,036
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	703,766
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,114,680
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,113,970
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,315,699
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	428,502

					17,203,805
MUNICIPAL UTILITY REVENUE BONDS
10.93% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	584,895
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aaa	550,000	626,460
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,124,930
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,157,080
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	656,794
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	287,690
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	585,690
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	862,463
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,274,120
Mooresville NC Limited Obligation**	5.000	11/01/2031	AA-*	1,250,000	1,427,125
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	560,615
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	592,245
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	83,666
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	768,946
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	581,485
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,043,271
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,232
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	781,903
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	751,395
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,356,856

					15,222,861
REFUNDING BONDS
9.87% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	2,000,000	2,307,480
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	969,352
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	863,580
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,503,756
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	800,753
Chatham County NC	5.000	11/01/2032	Aa2	825,000	967,106
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	112,390
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	575,800
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	451,398
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,715,000	1,973,656
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	584,684
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	563,795
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	298,260

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rockingham County NC Limited Obligation	4.500%	04/01/2032	Aa3	$500,000	$559,590
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	479,936
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	151,504
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	589,150

					13,752,190
SCHOOL IMPROVEMENT BONDS
9.54% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	291,133
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	289,588
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,670,039
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	585,850
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	235,000	269,376
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	869,063
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	2,045,000	2,248,740
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	578,790
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	500,000	533,865
Onslow County NC Limited Obligation	4.000	10/01/2035	Aa3	500,000	532,210
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	539,280
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	583,616
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,274,845
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,614,495
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	402,469

					13,283,359
PUBLIC FACILITIES REVENUE BONDS
5.98% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	960,075
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	381,645
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	293,890
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	585,760
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1	265,000	295,512
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1	100,000	111,134
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	568,880
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	562,199
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	581,105
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	573,170
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,646,944
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	850,013
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	923,192

					8,333,519
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.44% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	286,230
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	284,593
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,261,676
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	696,864
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	422,236
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	387,104
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	554,275
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	827,888
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,677,165
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	621,538
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	550,150

					7,569,719
AIRPORT BONDS
4.53% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	294,825
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	824,845

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Airport Revenue	4.000%	07/01/2036	Aa3	$500,000	$530,490
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3	1,000,000	1,000,120
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,292,199
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	258,439
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,619,816
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	481,694

					6,302,428
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.69% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	231,666
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	565,660
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,557,142

					2,354,468
ESCROWED TO MATURITY BONDS
1.53% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA@	1,000,000	1,024,650
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,099,821

					2,124,471
LEASE REVENUE BONDS
1.24% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,732,770

MISCELLANEOUS REVENUE BONDS
.41% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	576,870

Total Investments 99.04% of Net Assets (cost $134,119,673) (See (a) below for further explanation)					$137,932,826

Other assets in excess of liabilities 0.96%					1,339,286

Net Assets 100%					$139,272,112

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $134,117,929 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,225,703
Unrealized depreciation	(410,806)

Net unrealized appreciation	$3,814,897

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	137,932,826
Level 3	Significant Unobservable Inputs	—

$137,932,826

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $134,119,673)		$137,932,826
Cash		354,833
Receivable for fund shares sold		100,000
Interest receivable		1,431,805

Total assets		139,819,464
LIABILITIES:
Payable for:
Distributions to shareholders	369,490
Fund shares redeemed	63,852
Investment advisory fee	57,325
Transfer agent fee	24,932
Professional fees	16,937
Insurance expense	10,971
Accrued expenses	3,845

Total liabilities		547,352

NET ASSETS:
Capital		136,690,183
Accumulated net investment income		1,744
Accumulated net realized loss on investment transactions		(1,232,968)
Net unrealized appreciation in value of investments		3,813,153

Net assets at value		$139,272,112

NET ASSET VALUE, offering price and redemption price per share (12,108,629 shares outstanding; unlimited number of shares authorized; no par value)		$11.50

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$5,005,537

Expenses:
Investment advisory fee	709,096
Transfer agent fee	181,935
Custodian expense	22,755
Professional fees	31,496
Trustees fees	14,792
Other expenses	50,460

Total expenses	1,010,534
Fees waived by Adviser (Note 2)	(165)
Custodian expense reduction	(242)

Net expenses	1,010,127

Net investment income	3,995,410

Realized and unrealized loss on investments:
Net realized loss	(670,190)
Net change in unrealized appreciation/depreciation	(6,216,146)

Net realized and unrealized loss on investments	(6,886,336)

Net decrease in net assets resulting from operations	$(2,890,926)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$3,995,410	$3,859,358
Net realized gain/(loss) on investments	(670,190)	2,054
Net change in unrealized appreciation/depreciation	(6,216,146)	5,728,384

Net increase/(decrease) in net assets resulting from operations	(2,890,926)	9,589,796
Distributions from net investment income (Note 6)	(3,995,046)	(3,858,780)
Net Fund share transactions (Note 4)	(4,188,962)	20,898,699

Total increase/(decrease)	(11,074,934)	26,629,715
Net assets:
Beginning of year	150,347,046	123,717,331

End of year	$139,272,112	$150,347,046

Accumulated net investment income	$1,744	$3,143

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.02	$11.53	$11.54	$11.31	$11.59

Income from investment operations:
Net investment income	0.32	0.34	0.36	0.37	0.36
Net gains/(losses) on securities	(0.52)	0.49	(0.01)	0.24	(0.26)

Total from investment operations	(0.20)	0.83	0.35	0.61	0.10
Less distributions:
Distributions from net investment income	(0.32)	(0.34)	(0.36)	(0.37)	(0.36)
Distributions from capital gains	—	—	0.00	(0.01)	(0.02)

Total distributions	(0.32)	(0.34)	(0.36)	(0.38)	(0.38)

Net asset value, end of year	$11.50	$12.02	$11.53	$11.54	$11.31

Total return	(1.68)%	7.28%	3.00%	5.57%	0.76%
Net assets, end of year (in thousands)	$139,272	$150,347	$123,717	$98,879	$95,127
Ratio of net expenses to average net assets (a)	0.69%	0.70%	0.71%	0.72%	0.71%
Ratio of gross expenses to average net assets	0.69%	0.70%	0.71%	0.72%	0.71%
Ratio of net investment income to average net assets	2.73%	2.87%	3.04%	3.29%	3.07%
Portfolio turnover	11.50%	6.09%	4.56%	9.73%	3.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.73% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$218,846
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	164,402
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	303,585
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	139,388
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	333,690
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	741,052
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	122,964
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	193,577
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2	350,000	355,992
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	105,140
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	385,247
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	147,363
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	407,208
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	227,066
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	298,408
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	235,771
Rockingham County Limited Obligation**	5.000	04/01/2023	Aa3	250,000	293,825
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	117,778
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	195,116
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	102,611
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	117,155

					5,206,184
PREREFUNDED BONDS
19.78% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	435,414
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	211,656
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	152,720
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	466,873
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	257,585
Harnett County NC Certificates of Participation	5.000	12/01/2021	Aa3	200,000	203,380
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	180,154
Moore County NC	5.000	06/01/2021	Aa3	200,000	221,676
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	251,320
NC Eastern Municipal Power Agency**	5.250	01/01/2019	A3	550,000	561,580
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	155,108
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	47,609
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	103,346
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	165,633
Onslow NC Water & Sewer**	4.250	06/01/2022	A3	150,000	154,436
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	102,197
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1	205,000	208,465
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	101,690
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	202,546
University of North Carolina	4.250	10/01/2021	A1	20,000	20,799
University of North Carolina	4.250	10/01/2021	A1	20,000	20,799
University of North Carolina	4.250	10/01/2021	A1	10,000	10,398
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa1	100,000	102,921

					4,338,305
MUNICIPAL UTILITY REVENUE BONDS
14.66% of Net Assets
Brunswick County NC EnterpriseSystem Revenue	5.000	04/01/2027	Aa3	600,000	721,020
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	282,768
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	412,446
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	168,822
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	104,477

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Mooresville NC Limited Obligation	5.000%	11/01/2021	AA-*	$350,000	$398,390
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	216,790
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	A2	95,000	96,923
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	110,696
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	190,728
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	160,445
Wilson NC Certificates of Participation	5.000	05/01/2022	A1	350,000	350,847

					3,214,352
SCHOOL IMPROVEMENT BONDS
9.28% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	105,643
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	420,907
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	241,026
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	157,275
New Hanover County NC	4.000	02/01/2028	Aaa	100,000	112,959
Onslow County NC Limited Obligation**	4.000	10/01/2024	Aa3	350,000	398,045
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	295,805
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	106,748
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	196,132

					2,034,540
PUBLIC FACILITIES REVENUE BONDS
7.82% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	602,844
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	187,264
Chatham County NC Limited Obligation**	5.000	11/01/2025	Aa2	500,000	608,720
Watauga NC Public FacillitiesCorporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	315,689

					1,714,517
HOSPITAL AND HEALTHCARE BONDS
6.21% of Net Assets
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	374,891
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	188,996
NC State Medical Care Commission Health Care Facilities**	4.000	06/01/2025	Aa2	250,000	288,030
North Carolina State Medical Care Commission — Mission Health System	5.000	10/01/2024	Aa3	250,000	301,143
North Carolina State Medical Care Commission — Vidant Health	5.000	06/01/2028	A1	180,000	208,780

					1,361,840
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.93% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	157,915
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	122,826
NC State Capital Improvement Obligation**	5.000	05/01/2021	Aa1	350,000	386,659
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	111,898
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	153,013
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	147,980

					1,080,291
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.51% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	288,180
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	112,723
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	316,699
University of North Carolina	4.250	10/01/2021	A1	50,000	51,782

					769,384
ESCROWED TO MATURITY BONDS
3.14% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	140,923
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	150,128
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	264,438
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	102,633

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC Municipal Power Agency #1 Catawba Electric	5.250%	01/01/2018	AAA@	$30,000	$30,647

					688,769
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.14% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	329,462
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	140,450

					469,912
AD VALOREM PROPERTY BONDS
1.36% of Net Assets
Smithville Township NC**	5.000	06/01/2024	A1	250,000	298,773

LEASE REVENUE BONDS
1.25% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	273,435

AIRPORT BONDS
.49% of Net Assets
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3	105,000	106,462

Total Investments 98.30% of Net Assets (cost $21,302,870) (See (a) below for further explanation)					$21,556,764

Other assets in excess of liabilities 1.70%					373,050

Net Assets 100%					$21,929,814

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $21,302,870 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$322,267
Unrealized depreciation	(68,373)

Net unrealized appreciation	$253,894

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,556,764
Level 3	Significant Unobservable Inputs	—

$21,556,764

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $21,302,870)		$21,556,764
Cash		240,731
Interest receivable		171,808

Total assets		21,969,303
LIABILITIES:
Payable for:
Distributions to shareholders	6,765
Fund shares redeemed	4,135
Investment advisory fee	6,645
Transfer agent fee	2,637
Professional fees	9,951
Insurance expense	2,853
Pricing fees	2,311
Printing expense	1,949
Trustees fees	743
Accrued expenses	1,500

Total liabilities		39,489

NET ASSETS:
Capital		21,699,349
Accumulated net realized loss on investment transactions		(23,429)
Net unrealized appreciation in value of investments		253,894

Net assets at value		$21,929,814

NET ASSET VALUE, offering price and redemption price per share (2,021,358 shares outstanding; unlimited number of shares authorized; no par value)		$10.85

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$516,026

Expenses:
Investment advisory fee	116,066
Transfer agent fee	33,856
Custodian expense	9,514
Pricing fees	9,001
Professional fees	5,062
Trustees fees	2,369
Other expenses	13,540

Total expenses	189,408
Fees waived by Adviser (Note 2)	(19,920)
Custodian expense reduction	(101)

Net expenses	169,387

Net investment income	346,639

Realized and unrealized loss on investments:
Net realized loss	(21,849)
Net change in unrealized appreciation/depreciation	(475,251)

Net realized and unrealized loss on investments	(497,100)

Net decrease in net assets resulting from operations	$(150,461)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$346,639	$372,463
Net realized loss on investments	(21,849)	(54)
Net change in unrealized appreciation/depreciation	(475,251)	243,375

Net increase/(decrease) in net assets resulting from operations	(150,461)	615,784
Distributions from net investment income (Note 6)	(346,639)	(372,463)
Net Fund share transactions (Note 4)	(2,707,103)	427,588

Total increase/(decrease)	(3,204,203)	670,909
Net assets:
Beginning of year	25,134,017	24,463,108

End of year	$21,929,814	$25,134,017

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.05	$10.94	$11.06	$11.00	$11.23

Income from investment operations:
Net investment income	0.16	0.17	0.19	0.20	0.21
Net gains/(losses) on securities	(0.20)	0.11	(0.12)	0.08	(0.21)

Total from investment operations	(0.04)	0.28	0.07	0.28	0.00
Less distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.19)	(0.20)	(0.21)
Distributions from capital gains	0.00	0.00	0.00	(0.02)	(0.02)

Total distributions	(0.16)	(0.17)	(0.19)	(0.22)	(0.23)

Net asset value, end of year	$10.85	$11.05	$10.94	$11.06	$11.00

Total return	(0.33)%	2.59%	0.60%	2.53%	(0.06)%
Net assets, end of year (in thousands)	$21,930	$25,134	$24,463	$25,952	$26,333
Ratio of net expenses to average net assets (a)	0.73%	0.83%	0.83%	0.81%	0.78%
Ratio of gross expenses to average net assets	0.82%	0.83%	0.83%	0.81%	0.78%
Ratio of net investment income to average net assets	1.49%	1.56%	1.69%	1.80%	1.87%
Portfolio turnover	11.15%	24.05%	9.79%	7.10%	10.19%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
36.27% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,722,112
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	291,495
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,688,770
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	115,448
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,109,230
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	527,880
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,204,720
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	570,100
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,116,850
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	586,755
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	583,840
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,192,888
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	999,156
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	910,980
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	266,820
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,002,590
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	741,399
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,136,080
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	574,135
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,116,390
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	291,585
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	289,183
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	263,039
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,444,838
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	230,000	245,629
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	574,410
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	574,745
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	583,780
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA+*	3,085,000	3,451,621
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa3	3,250,000	3,776,955
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	578,630
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	661,929
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa3	2,265,000	2,581,534
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	826,093
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	555,705
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	1,000,000	1,109,400

					39,266,714
PREREFUNDED BONDS
18.57% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	107,267
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,609,005
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	800,955
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	256,568
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	149,684
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	750,000	755,130
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,590,952
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	272,351
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,429,841
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,010,260
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	A*	145,000	145,290
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	796,705
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	474,987
Metropolitan Government Nashville & Davidson County TN**	5.000	01/01/2025	Aa2	3,000,000	3,060,180
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	NR	210,000	227,680
Pigeon Forge TN	4.900	06/01/2028	Aa3	725,000	750,810
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,028,200

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
South Blount County TN Utility District Waterworks	5.000%	12/01/2028	A2	$360,000	$392,976
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,032,700
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	534,775
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	242,948
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,101,743
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,334,888

					20,105,895
PUBLIC FACILITIES REVENUE BONDS
11.07% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	544,805
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	816,668
Memphis Shelby County TN Industrila Development Board	5.000	11/01/2030	Aa3	750,000	888,090
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	934,904
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	684,432
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,717,755
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	851,391
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	676,464
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,575,014
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,373,022
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	924,868

					11,987,413
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.13% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	225,236
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,341,786
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	857,063
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	559,190
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	740,708
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,140,220
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,617,994
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,316,980

					8,799,177
HOSPITAL AND HEALTHCARE BONDS
7.64% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	Baa1	500,000	525,485
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A1	500,000	554,815
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,205,000	2,505,938
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,070,964
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,611,435
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1	750,000	841,065
Shelby County TN Health Educational & Housing Facilities Board	5.000	05/01/2036	A1	1,000,000	1,157,230

					8,266,932
REFUNDING BONDS
6.56% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	200,000	233,824
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,010,110
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	109,209
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	578,215
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	286,098
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,175,470
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	290,120
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	288,268
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	572,860
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	891,668
Pigeon Forge TN	4.900	06/01/2028	Aa3	275,000	284,738
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,381,092

					7,101,672

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.36% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000%	04/01/2035	Aa3	$625,000	$692,444
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	950,028
Metropolitan Government Nashville & Davidson Counties TN	4.000	07/01/2033	Aa2	750,000	815,753
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	540,235
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	642,936

					3,641,396
SCHOOL IMPROVEMENT BONDS
2.72% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,551,740
Shelby County TN	5.000	04/01/2037	Aa1	500,000	597,060
West Wilson TN	4.000	04/01/2039	AA+*	750,000	798,405

					2,947,205
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.89% of Net Assets
TN Housing Development Agency	5.000	07/01/2029	Aa1	345,000	348,281
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	420,000	427,820
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	745,000	765,353
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	470,000	499,798

					2,041,252
AIRPORT BONDS
1.84% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	914,304
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	285,340
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	793,093

					1,992,737
INDUSTRIAL REVENUE BONDS
0.87% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	939,905

ESCROWED TO MATURITY BONDS
.05% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	A*	50,000	50,102

Total Investments 98.97% of Net Assets (cost $103,010,847) (See (a) below for further explanation)					$107,140,400

Other assets in excess of liabilities 1.03%					1,119,202

Net Assets 100%					$108,259,602

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $103,010,847 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,417,989
Unrealized depreciation	(288,436)

Net unrealized appreciation	$4,129,553

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2017

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	107,140,400
Level 3	Significant Unobservable Inputs	—

$107,140,400

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $103,010,847)		$107,140,400
Cash		210,503
Receivable for fund shares sold		7,367
Interest receivable		1,430,594

Total assets		108,788,864
LIABILITIES:
Payable for:
Distributions to shareholders	214,141
Fund shares redeemed	192,725
Investment advisory fee	44,829
Transfer agent fee	11,435
Professional fees	33,706
Insurance expense	13,312
Registration expense	10,454
Printing expense	3,976
Accrued expenses	4,684

Total liabilities		529,262

NET ASSETS:
Capital		104,779,387
Accumulated net realized loss on investment transactions		(649,338)
Net unrealized appreciation in value of investments		4,129,553

Net assets at value		$108,259,602

NET ASSET VALUE, offering price and redemption price per share (9,462,168 shares outstanding; unlimited number of shares authorized; no par value)		$11.44

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$3,878,387

Expenses:
Investment advisory fee	545,862
Transfer agent fee	138,230
Custodian expense	19,352
Professional fees	23,819
Trustees fees	11,147
Other expenses	39,336

Total expenses	777,746
Fees waived by Adviser (Note 2)	(6,697)
Custodian expense reduction	(205)

Net expenses	770,844

Net investment income	3,107,543

Realized and unrealized loss on investments:
Net realized loss	(63,537)
Net change in unrealized appreciation/depreciation	(4,362,020)

Net realized and unrealized loss on investments	(4,425,557)

Net decrease in net assets resulting from operations	$(1,318,014)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$3,107,543	$3,322,990
Net realized gain/(loss) on investments	(63,537)	54,354
Net change in unrealized appreciation/depreciation	(4,362,020)	3,628,186

Net increase/(decrease) in net assets resulting from operations	(1,318,014)	7,005,530
Distributions from net investment income (Note 6)	(3,107,543)	(3,322,990)
Net Fund share transactions (Note 4)	(4,145,515)	3,475,886

Total increase/(decrease)	(8,571,072)	7,158,426
Net assets:
Beginning of year	116,830,674	109,672,248

End of year	$108,259,602	$116,830,674

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.89	$11.51	$11.55	$11.27	$11.56

Income from investment operations:
Net investment income	0.33	0.34	0.36	0.37	0.36
Net gains/(losses) on securities	(0.45)	0.38	(0.04)	0.28	(0.29)

Total from investment operations	(0.12)	0.72	0.32	0.65	0.07
Less distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.36)	(0.37)	(0.36)

Net asset value, end of year	$11.44	$11.89	$11.51	$11.55	$11.27

Total return	(1.03)%	6.40%	2.77%	5.86%	0.56%
Net assets, end of year (in thousands)	$108,260	$116,831	$109,672	$104,894	$105,696
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.70%	0.71%	0.65%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.70%	0.71%	0.69%
Ratio of net investment income to average net assets	2.82%	2.96%	3.08%	3.25%	3.10%
Portfolio turnover	9.27%	9.67%	7.01%	14.44%	7.37%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
24.07% of Net Assets
Blount County TN Public Building Authority	4.000%	06/01/2020	Aa2	$150,000	$158,063
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	187,787
Chattanooga TN Electric Revenue**	5.000	09/01/2021	AA+*	400,000	410,695
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	172,673
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	51,479
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	116,324
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	197,420
Memphis TN General Obligation	5.000	05/01/2020	Aa2	175,000	187,171
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2	200,000	204,012
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	151,269
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	22,400
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	256,823
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	411,280

					2,527,396
PUBLIC FACILITIES REVENUE BONDS
21.30% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	107,786
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	240,702
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	117,279
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	300,178
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3	275,000	278,498
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	102,595
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	226,054
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	230,775
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	117,470
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	147,975
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	197,302
Pigeon Forge Public Facilities**	5.000	06/01/2023	AA*	150,000	169,238

					2,235,852
MUNICIPAL UTILITY REVENUE BONDS
11.94% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	175,000	178,440
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA+*	250,000	299,253
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	257,499
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	267,646
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	132,710
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	117,881

					1,253,429
REFUNDING BONDS
11.73% of Net Assets
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	418,163
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	194,063
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	117,844
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	88,667
Rhea County TN	3.000	04/01/2018	A1	200,000	202,854
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	210,072

					1,231,663
SCHOOL IMPROVEMENT BONDS
10.51% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	282,002
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	110,340
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	213,282
Rhea County TN	4.000	04/01/2025	A1	250,000	270,313
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	105,394
Sumner County TN	5.000	12/01/2025	AA+*	100,000	121,666

					1,102,997

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.65% of Net Assets
Franklin County TN Health & Educational Facilities Board**	4.000%	09/01/2019	A+*	$350,000	$369,758
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	147,917
Shelby County TN Health Educational & Housing Facilities Board	4.000	08/01/2027	A1	225,000	250,787
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	139,405

					907,867
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.44% of Net Assets
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	105,224
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2	100,000	100,997
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	155,420

					361,641
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.79% of Net Assets
TN Housing Development Agency	4.800	07/01/2024	Aa1	110,000	111,712
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	180,000	181,629

					293,341
HOSPITAL AND HEALTHCARE BONDS
2.67% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	279,851

AIRPORT BONDS
1.07% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	111,860

Total Investments 98.17% of Net Assets (cost $10,149,704) (See (a) below for further explanation)					$10,305,897

Other assets in excess of liabilities 1.83%					192,631

Net Assets 100%					$10,498,528

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,149,704 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$173,054
Unrealized depreciation	(16,861)

Net unrealized appreciation	$156,193

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,305,897
Level 3	Significant Unobservable Inputs	—

$10,305,897

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $10,149,704)		$10,305,897
Cash		81,569
Interest receivable		130,188

Total assets		10,517,654
LIABILITIES:
Payable for:
Distributions to shareholders	2,593
Fund shares redeemed	3,617
Investment advisory fee	3,234
Transfer agent fee	1,430
Insurance expense	3,438
Custody expense	3,357
Trustees fees	305
Accrued expenses	1,152

Total liabilities		19,126

NET ASSETS:
Capital		10,570,755
Accumulated net realized loss on investment transactions		(228,420)
Net unrealized appreciation in value of investments		156,193

Net assets at value		$10,498,528

NET ASSET VALUE, offering price and redemption price per share (981,274 shares outstanding; unlimited number of shares authorized; no par value)		$10.70

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$259,419

Expenses:
Investment advisory fee	55,568
Transfer agent fee	16,670
Custodian expense	7,002
Professional fees	2,400
Trustees fees	1,123
Pricing expense	5,001
Registration expense	4,931
Other expenses	4,601

Total expenses	97,296
Fees waived by Adviser (Note 2)	(14,322)
Custodian expense reduction	(71)

Net expenses	82,903

Net investment income	176,516

Realized and unrealized loss on investments:
Net realized loss	(716)
Net change in unrealized appreciation/depreciation	(238,149)

Net realized and unrealized loss on investments	(238,865)

Net decrease in net assets resulting from operations	$(62,349)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$176,516	$166,771
Net realized gain/(loss) on investments	(716)	6,408
Net change in unrealized appreciation/depreciation	(238,149)	190,782

Net increase/(decrease) in net assets resulting from operations	(62,349)	363,961
Distributions from net investment income (Note 6)	(176,516)	(166,771)
Net Fund share transactions (Note 4)	(603,058)	109,789

Total increase/(decrease)	(841,923)	306,979
Net assets:
Beginning of year	11,340,451	11,033,472

End of year	$10,498,528	$11,340,451

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.93	$10.74	$10.81	$10.75	$11.01

Income from investment operations:
Net investment income	0.17	0.16	0.18	0.19	0.20
Net gains/(losses) on securities both realized and unrealized	(0.23)	0.19	(0.07)	0.06	(0.26)

Total from investment operations	(0.06)	0.35	0.11	0.25	(0.06)
Less distributions:
Distributions from net investment income	(0.17)	(0.16)	(0.18)	(0.19)	(0.20)

Net asset value, end of year	$10.70	$10.93	$10.74	$10.81	$10.75

Total return	(0.54)%	3.28%	0.99%	2.36%	(0.53)%
Net assets, end of year (in thousands)	$10,499	$11,340	$11,033	$10,785	$11,021
Ratio of net expenses to average net assets (a)	0.75%	0.86%	0.85%	0.86%	0.86%
Ratio of gross expenses to average net assets	0.88%	0.86%	0.85%	0.86%	0.86%
Ratio of net investment income to average net assets	1.59%	1.47%	1.64%	1.78%	1.86%
Portfolio turnover	10.95%	7.37%	14.32%	11.38%	20.56%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
63.28% of Net Assets
Federal Farm Credit Bank**	5.250%	10/25/2022	Aaa	$1,500,000	$1,738,285
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	418,336
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	3,123,438
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,289,938
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,307,106

					9,877,103
FEDERAL HOME LOAN BANK
32.02% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,096,731
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	564,649
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,335,178

					4,996,558
FEDERAL NATIONAL MORTGAGE ASSOCIATION
2.73% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	375,000	426,086

Total Investments 98.03% of Net Assets (cost $14,486,491) (See (a) below for further explanation)					$15,299,747

Other assets in excess of liabilities 1.97%					306,698

Net Assets 100%					$15,606,445

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,486,491 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$813,256
Unrealized depreciation	—

Net unrealized appreciation	$813,256

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,299,747
Level 3	Significant Unobservable Inputs	—

$15,299,747

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $14,486,491)		$15,299,747
Cash		170,902
Interest receivable		157,272

Total assets		15,627,921
LIABILITIES:
Payable for:
Distributions to shareholders	6,384
Fund shares redeemed	446
Investment advisory fee	2,582
Transfer agent fee	4,367
Professional fees	2,885
Postage expense	1,527
Trustee fee	1,023
Accrued expenses	2,262

Total liabilities		21,476

NET ASSETS:
Capital		14,952,256
Accumulated net realized loss on investment transactions		(159,067)
Net unrealized appreciation in value of investments		813,256

Net assets at value		$15,606,445

NET ASSET VALUE, offering price and redemption price per share (1,525,987 shares outstanding; unlimited number of shares authorized; no par value)		$10.23

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$499,235

Expenses:
Investment advisory fee	32,640
Transfer agent fee	24,480
Custodian expense	9,158
Professional fees	3,556
Printing expense	5,625
Pricing fees	5,157
Registration expense	4,872
Trustee fees	1,665
Other expenses	6,835

Total expenses	93,988
Custodian expense reduction	(97)

Net expenses	93,891

Net investment income	405,344

Realized and unrealized gain/(loss) on investments:
Net realized gain	31,817
Net change in unrealized appreciation/depreciation	(778,271)

Net realized and unrealized loss on investments	(746,454)

Net decrease in net assets resulting from operations	$(341,110)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$405,344	$445,511
Net realized gain on investments	31,817	93,021
Net change in unrealized appreciation/depreciation	(778,271)	602,867

Net increase/(decrease) in net assets resulting from operations	(341,110)	1,141,399
Distributions from net investment income (Note 6)	(405,344)	(445,511)
Net Fund share transactions (Note 4)	(1,123,583)	(1,947,283)

Total decrease	(1,870,037)	(1,251,395)
Net assets:
Beginning of year	17,476,482	18,727,877

End of year	$15,606,445	$17,476,482

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.70	$10.29	$10.25	$10.05	$10.58

Income from investment operations:
Net investment income	0.26	0.26	0.26	0.28	0.30
Net gains/(losses) on securities	(0.47)	0.41	0.04	0.20	(0.53)

Total from investment operations	(0.21)	0.67	0.30	0.48	(0.23)
Less distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.26)	(0.28)	(0.30)

Net asset value, end of year	$10.23	$10.70	$10.29	$10.25	$10.05

Total return	(1.99)%	6.57%	2.96%	4.89%	(2.34)%
Net assets, end of year (in thousands)	$15,606	$17,476	$18,728	$21,224	$23,395
Ratio of net expenses to average net assets (a)	0.58%	0.53%	0.51%	0.56%	0.48%
Ratio of gross expenses to average net assets	0.58%	0.53%	0.51%	0.56%	0.54%
Ratio of net investment income to average net assets	2.49%	2.47%	2.54%	2.81%	2.77%
Portfolio turnover	0.00%	0.00%	2.44%	15.33%	16.02%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
31.23% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$275,180
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	168,299
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	301,542
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	474,670
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	254,750
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	840,728
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	238,990
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	82,076
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	811,686

					3,447,921
MUNICIPAL UTILITY REVENUE BONDS
27.14% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	477,628
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	45,293
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	67,220
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	415,976
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	285,362
OK State Municipal Power Authority	6.310	01/01/2040	A2/A*	110,000	133,219
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	390,090
Sedalia MO Certificates of Participation Build America**	7.300	06/01/2035	AA*	500,000	536,180
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	472,048
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	63,119
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	108,983

					2,995,118
SCHOOL IMPROVEMENT BONDS
14.45% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	852,517
CO State Building Excellent Schools Today Certificates of Participation**	7.017	03/15/2031	Aa2	400,000	453,264
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	288,833

					1,594,614
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.08% of Net Assets
KY State Property & Buildings — Build America	5.921	11/01/2030	Aa3	250,000	295,545
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	462,723
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	282,295
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	71,602

					1,112,165
HOSPITAL AND HEALTHCARE BONDS
4.59% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2	185,000	226,373
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	280,258

					506,631
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.43% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	127,217
OK Development Finance Authority Lease Revenue	4.350	06/01/2047	AA-*	250,000	251,195

					378,412
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.96% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	326,586

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MARINA/PORT AUTHORITY BONDS
2.48% of Net Assets
Miami Dade County FL Special Obligation	7.500%	04/01/2040	Aa3	$200,000	$273,212

Total Investments 96.36% of Net Assets (cost $9,501,858) (See (a) below for further explanation)					$10,634,659

Other assets in excess of liabilities 3.64%					402,296

Net Assets 100%					$11,036,955

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,501,858 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,134,574
Unrealized depreciation	(1,773)

Net unrealized appreciation	$1,132,801

Other Information

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,634,659
Level 3	Significant Unobservable Inputs	—

$10,634,659

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS:
Investments in securities, at fair value (Cost: $9,501,858)		$10,634,659
Cash		247,232
Receivable for fund shares sold		55,000
Interest receivable		121,992

Total assets		11,058,883
LIABILITIES:
Payable for:
Distributions to shareholders	12,851
Fund shares redeemed	116
Investment advisory fee	3,002
Transfer agent fee	1,305
Pricing expense	2,559
Professional fees	1,518
Accrued expenses	577

Total liabilities		21,928

NET ASSETS:
Capital		9,943,603
Accumulated net realized loss on investment transactions		(39,449)
Net unrealized appreciation in value of investments		1,132,801

Net assets at value		$11,036,955

NET ASSET VALUE, offering price and redemption price per share (1,053,165 shares outstanding; unlimited number of shares authorized; no par value)		$10.48

STATEMENT OF OPERATIONS

For the year ended June 30, 2017

Net investment income:
Interest income	$629,040

Expenses:
Investment advisory fee	56,876
Transfer agent fee	17,063
Custodian expense	9,102
Registration expense	6,928
Professional fees	2,461
Trustees fees	1,152
Other expenses	4,734

Total expenses	98,316
Fees waived by Adviser (Note 2)	(14,119)
Custodian expense reduction	(97)

Net expenses	84,100

Net investment income	544,940

Realized and unrealized loss on investments:
Net realized loss	(4,449)
Net change in unrealized appreciation/depreciation	(462,915)

Net realized and unrealized loss on investments	(467,364)

Net increase in net assets resulting from operations	$77,576

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2017 and 2016

	2017	2016
Operations:
Net investment income	$544,940	$545,161
Net realized gain/(loss) on investments	(4,449)	66,135
Net change in unrealized appreciation/depreciation	(462,915)	431,560

Net increase in net assets resulting from operations	77,576	1,042,856
Distributions from net investment income	(544,940)	(545,161)
Distributions from capital gains	(74,266)	—
Net Fund share transactions (Note 4)	(601,874)	380,217

Total increase/(decrease)	(1,143,504)	877,912
Net assets:
Beginning of year	12,180,459	11,302,547

End of year	$11,036,955	$12,180,459

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.98	$10.53	$10.57	$10.45	$10.82

Income from investment operations:
Net investment income	0.47	0.50	0.52	0.51	0.51
Net gains/(losses) on securities	(0.43)	0.45	(0.04)	0.18	(0.36)

Total from investment operations	0.04	0.95	0.48	0.69	0.15
Less distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.52)	(0.51)	(0.51)
Distributions from capital gains	(0.07)	0.00	0.00	(0.06)	(0.01)

Total distributions	(0.54)	(0.50)	(0.52)	(0.57)	(0.52)

Net asset value, end of period	$10.48	$10.98	$10.53	$10.57	$10.45

Total return	0.78%	9.29%	4.49%	6.90%	1.35%
Net assets, end of period (in thousands)	$11,037	$12,180	$11,303	$12,369	$16,006
Ratio of net expenses to average net assets (a)	0.62%	0.86%	0.83%	0.89%	0.83%
Ratio of gross expenses to average net assets	0.74%	0.86%	0.83%	0.89%	0.83%
Ratio of net investment income to average net assets	4.79%	4.71%	4.80%	4.95%	4.71%
Portfolio turnover	11.04%	10.55%	8.45%	9.71%	9.57%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Trust’s Board of Trustee’s Valuation Committee. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a Valuation Committee, consisting of all of the Trustees, the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization and Significant Accounting Policies, continued

unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2017, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ended June 30, 2017.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2017. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2017, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series
Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2017 have been evaluated by the Adviser for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2017, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$21,905
Kentucky Tax-Free Short-to-Medium Series	19,461
Mississippi Tax-Free Income Series	18,038
North Carolina Tax-Free Income Series	165
North Carolina Tax-Free Short-to-Medium Series	19,920
Tennessee Tax-Free Income Series	6,697
Tennessee Tax-Free Short-to-Medium Series	14,322
Taxable Municipal Bond Series	14,119

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the fiscal year ended June 30, 2017, each member of the Board of Trustees who is not an “interested person” of the Funds (the “Independent Trustees”), as defined by the 1940 Act, received a fee of $25,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Independent Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2017, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,919,969	$3,142,604
Kentucky Tax-Free Income Series	115,379,902	103,266,133
Kentucky Tax-Free Short-to-Medium Series	11,443,953	20,999,066
Mississippi Tax-Free Income Series	2,823,754	1,650,952
North Carolina Tax-Free Income Series	16,628,755	16,812,475
North Carolina Tax-Free Short-to-Medium Series	2,543,273	4,683,615
Tennessee Tax-Free Income Series	10,127,580	13,387,673
Tennessee Tax-Free Short-to-Medium Series	1,183,564	1,241,088
Intermediate Government Bond Series	-0-	730,765
Taxable Municipal Bond Series	1,216,697	1,478,436

4.	Capital Shares

As of June 30, 2017 and 2016, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	211,677	$2,648,793	330,008	$4,138,437
Shares reinvested	32,007	394,549	32,626	409,976
Shares redeemed	(383,910)	(4,718,605)	(125,116)	(1,566,683)
Net increase/(decrease)	(140,226)	$(1,675,263)	237,518	$2,981,730

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	13,833,178	$108,064,745	8,721,953	$69,077,836
Shares reinvested	2,206,512	17,150,787	2,313,486	18,380,958
Shares redeemed	(15,318,951)	(119,301,302)	(10,507,020)	(83,116,232)
Net increase	720,739	$5,914,230	528,419	$4,342,562

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

4.	Capital Shares, continued

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,743,042	$25,162,542	4,222,604	$22,772,484
Shares reinvested	137,343	732,089	172,866	932,860
Shares redeemed	(6,971,396)	(36,997,145)	(3,727,024)	(20,131,344)
Net increase/(decrease)	(2,091,011)	$(11,102,514)	668,446	$3,574,000

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	256,134	$3,117,575	65,087	$797,613
Shares reinvested	9,232	111,987	9,347	115,180
Shares redeemed	(156,182)	(1,896,285)	(65,257)	(799,035)
Net increase	109,184	$1,333,277	9,177	$113,758

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,229,529	$25,899,779	2,991,113	$35,075,635
Shares reinvested	220,270	2,540,985	215,757	2,542,539
Shares redeemed	(2,852,231)	(32,629,726)	(1,425,542)	(16,719,475)
Net increase/(decrease)	(402,432)	$(4,188,962)	1,781,328	$20,898,699

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	408,759	$4,423,829	317,756	$3,497,671
Shares reinvested	23,993	260,185	26,967	296,253
Shares redeemed	(685,824)	(7,391,117)	(306,621)	(3,366,336)
Net increase/(decrease)	(253,072)	$(2,707,103)	38,102	$427,588

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,098,763	$12,594,742	1,554,220	$18,100,583
Shares reinvested	187,564	2,150,826	194,475	2,276,847
Shares redeemed	(1,647,646)	(18,891,083)	(1,450,426)	(16,901,544)
Net increase/(decrease)	(361,319)	$(4,145,515)	298,269	$3,475,886

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

4.	Capital Shares, continued

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	139,038	$1,488,371	132,588	$1,440,238
Shares reinvested	13,251	142,143	12,623	136,957
Shares redeemed	(208,786)	(2,233,572)	(134,818)	(1,467,406)
Net increase/(decrease)	(56,497)	$(603,058)	10,393	$109,789

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	81,769	$844,522	84,097	$878,394
Shares reinvested	31,200	323,505	33,468	350,358
Shares redeemed	(220,899)	(2,291,610)	(302,898)	(3,176,035)
Net decrease	(107,930)	$(1,123,583)	(185,333)	$(1,947,283)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2017		Year Ended June 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	238,038	$2,532,827	346,871	$3,701,866
Shares reinvested	40,541	430,059	32,945	352,944
Shares redeemed	(335,074)	(3,564,760)	(343,782)	(3,674,593)
Net increase/(decrease)	(56,495)	$(601,874)	36,034	$380,217

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2017, the Funds’ capital loss carry-forwards expire as follows:

	No Expiration
	2018	2019	Short-term	Long-term	Total
Alabama Tax Free Income Series	$—	$—	$35,043	$—	$35,043
North Carolina Tax-Free Income Series	—	—	1,232,968	—	1,232,968
North Carolina Tax-Free Short-to-Medium Series	—	—	23,429	—	23,429
Tennessee Tax-Free Income Series	371,142	—	278,197	—	649,339
Tennessee Tax-Free Short-to-Medium Series	—	—	—	228,420	228,420
Intermediate Government Bond Series	—	—	120,261	38,806	159,067

During the year ended June 30, 2017, the following Funds utilized capital loss carry-forwards as follows:

Amount
Alabama Tax-Free Income Series	$1,271
Kentucky Tax-Free Short-to-Medium Series	26,089
Intermediate Government Bond Series	31,817

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

6.	Federal Income Taxes, continued

During the year ended June 30, 2017, the following Funds had capital losses expire:

Amount
Kentucky Tax-Free Short-to-Medium Series	$197,887

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2017 as follows:

Post October Losses
Kentucky Tax-Free Income Series	$(7,852)
Kentucky Tax-Free Short-to-Medium Series	(184,790)
Taxable Municipal Bond Series	(39,449)

During the year ended June 30, 2017, as a result of permanent book to tax differences, the Funds’ incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are due to expiration of capital loss carryforwards and sales of market discount bonds. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/(Loss)	Paid In Capital	Accumulated Net Investment Income/(Loss)
Kentucky Tax-Free Income Series	$17,591	$—	$(17,591)
Kentucky Tax-Free Short-to-Medium Series	197,887	(197,887)	—
Mississippi Tax-Free Income Series	452	—	(452)
North Carolina Tax-Free Income Series	1,763	—	(1,763)

The tax character of distributions paid for the years ended June 30, 2017 and 2016 were as follows:

	2017			2016
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$839,451	$—	$—	$839,350	$—	$—
Kentucky Tax-Free Income Series	30,392,350	—	393,040	31,348,902	—	258,021
Kentucky Tax-Free Short-to-Medium Series	1,410,940	—	—	1,645,818	—	—
Mississippi Tax-Free Income Series	336,322	—	4,362	331,306	—	2,937
North Carolina Tax-Free Income Series	3,995,046	—	—	3,858,780	—	—
North Carolina Tax-Free Short-to-Medium Series	346,639	—	—	372,463	—	—
Tennessee Tax-Free Income Series	3,107,543	—	—	3,322,990	—	—
Tennessee Tax-Free Short-to-Medium Series	176,516	—	—	166,771	—	—
Intermediate Government Bond Series	—	405,344	—	—	445,511	—
Taxable Municipal Bond Series	—	544,940	74,266	—	545,161	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

6.	Federal Income Taxes, continued

At June 30, 2017, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-Term Capital Gain	Net Unrealized Appreciation on Investments
Alabama Tax-Free Income	$—	$102,109	$—	$880,024
Kentucky Tax-Free Income	—	3,249,237	—	38,820,395
Kentucky Tax-Free Short-to-Medium	—	48,843	—	1,472,796
Mississippi Tax-Free Income	—	59,600	2,124	545,163
North Carolina Tax-Free Income	—	369,490	—	3,814,897
North Carolina Tax-Free Short-to-Medium	—	6,765	—	253,894
Tennessee Tax-Free Income	—	214,141	—	4,129,553
Tennessee Tax-Free Short-to-Medium	—	2,593	—	156,193
Intermediate Government Bond	6,384	—	—	813,256
Taxable Municipal Bond Series	12,851	—	—	1,132,801

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(35,043)	$(102,109)	$844,981
Kentucky Tax-Free Income	(7,852)	(3,249,237)	38,812,543
Kentucky Tax-Free Short-to-Medium	(184,790)	(48,843)	1,288,006
Mississippi Tax-Free Income	—	(59,665)	547,222
North Carolina Tax-Free Income	(1,232,968)	(369,490)	2,581,929
North Carolina Tax-Free Short-to-Medium	(23,429)	(6,765)	230,465
Tennessee Tax-Free Income	(649,338)	(214,141)	3,480,215
Tennessee Tax-Free Short-to-Medium	(228,420)	(2,593)	(72,227)
Intermediate Government Bond	(159,067)	(6,384)	654,189
Taxable Municipal Bond Series	(39,449)	(12,851)	1,093,352

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2017, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

8.	Line of Credit Agreement and Custodian Agreement, continued

At June 30, 2017, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2017, the average interest rate on borrowings was 3.72% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$3,195
Kentucky Tax Free Income Series	53,200
Kentucky Tax-Free Short-to-Medium Series	28,195
Mississippi Tax-Free Income Series	5,200
North Carolina Tax-Free Income Series	31,162
North Carolina Tax-Free Short-to-Medium Series	9,474
Tennessee Tax-Free Income Series	6,022
Tennessee Short-to-Medium Tax-Free Series	110
Intermediate Government Bond Series	8,022
Taxable Municipal Bond Series	3,438

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively, the “Funds”) as of June 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dupree Mutual Funds at June 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 28, 2017

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2017

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in Publicly Traded Companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 86	President	Annual Term; 38 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste* P.O. Box 28 Versailles, KY 40383 Age: 66	Compliance Officer	Annual Term; 13 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 54	Executive Vice President	Annual Term; 12 years of service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 56	Vice President, Secretary, Treasurer	Annual Term; 19 years of service as Vice President, 17 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 46	Assistant Secretary, Assistant Treasurer	Annual Term; 2 years of service	Vice President Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr.** 111 Woodland Ave., #510 Lexington, KY 40502 Age: 77	Trustee Acting Chairman	Annual Term; 28 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 54	Trustee Chair, Nominating Committee	Annual Term 10 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 73	Trustee	Annual Term; 15 years of service	Of Counsel (2016 to present) prior, President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 65	Trustee Chair, Valuation Committee	Annual Term; 6 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 59	Trustee Chair, Audit Committee	Annual Term; 6 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

*	As of July 19, 2017, Martin Dean of Ultimus Fund Solutions will serve as the Funds’ Compliance officer.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2017

Trustee and officer information, continued

**	As of July 3, 2017 William A. Combs, Jr. is an affiliated person of Dupree & Company, Inc, the Trust’s investment adviser, and is considered an “interested person” of the Trust within the meaning of section 2(a)(1a) of the 1940 Act.

As of June 30, 2017, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2017, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2017

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2017	Beginning Account Value January 1, 2017*	Ending Account Value June 30, 2017**	Expenses Paid During the Six Months Ended June 30, 2017
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$995.92	$3.47
Hypothetical	.70	1,000.00	1,024.86	3.52
Kentucky Tax-Free Income Series
Actual	.55	1,000.00	996.52	2.74
Hypothetical	.55	1,000.00	1,024.86	2.78
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	997.81	3.48
Hypothetical	.71	1,000.00	1,024.86	3.52
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	997.61	3.48
Hypothetical	.70	1,000.00	1,024.86	3.52
North Carolina Tax-Free Income Series
Actual	.69	1,000.00	983.20	3.41
Hypothetical	.69	1,000.00	1,024.86	3.48
North Carolina Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	998.36	3.47
Hypothetical	.73	1,000.00	1,024.86	3.52
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	994.88	3.46
Hypothetical	.70	1,000.00	1,024.86	3.52
Tennessee Tax-Free Short-to-Medium Series
Actual	.75	1,000.00	997.32	3.48
Hypothetical	.75	1,000.00	1,024.86	3.53

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2017

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2017	Beginning Account Value January 1, 2017*	Ending Account Value June 30, 2017**	Expenses Paid During the Six Months Ended June 30, 2017
Intermediate Government Bond Series
Actual	.58%	$1,000.00	$980.10	$2.83
Hypothetical	.58	1,000.00	1,024.86	2.90
Taxable Municipal Bond Series
Actual	.62	1,000.00	1,003.88	3.47
Hypothetical	.62	1,000.00	1,024.86	3.51

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site at http://www.dupree-funds.com. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees. Fees for audit services provided to the Registrant were $147,600 and $141,900 for the fiscal years ended June 30, 2017 and 2016, respectively.

(b) Audit Related Fees. There were no fees for audit related-services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item.

(c) Tax Fees for tax services billed by the Registrant’s Accountant to the Registrant, which fees consisted of income and excise tax compliance services, were $41,000 and $39,500 for the fiscal years ended June 30, 2017 and June 30, 2016, respectively.

(d) All Other Fees. Fees for all other services, which for fiscal year ended June 30, 2017 totaled $39,200 and consisted of examination of transfer agent ($10,800); Anti-Money Laundering advisory services ($8,300); Internal control agreed upon procedures ($11,000) and Review of Semi-Annual report ($9,100) and for fiscal year ended June 30, 2016 totaled $37,400 and consisted of examination of Transfer Agent ($10,300); Anti-Money Laundering advisory services ($7,900); Internal control agreed upon procedures ($10,500); and Review of Semi-Annual report ($8,700).

(e) (1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

(f) The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2017.

(g) The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were $80,200 and $76,900 for the fiscal years ended June 30, 2017 and 2016, respectively.

(h) Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a) Included as part of item 1.

(b) Not Applicable

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III Executive Vice President

Date: August 28, 2017

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 28, 2017